Eaton Vance
Short Duration Strategic Income Fund
July 31, 2023 (Unaudited)

Eaton Vance Short Duration Strategic Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing substantially all of its investable assets in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates and in shares of Eaton Vance Emerging Markets Debt Opportunities Fund (the Affiliated Investment Fund). The Fund owns a pro-rata interest in the net assets of each Portfolio in which it invests. At July 31, 2023, the Fund owned 14.4% of Emerging Markets Local Income Portfolio’s outstanding interests, 25.5% of Global Macro Absolute Return Advantage Portfolio’s outstanding interests, 98.5% of Global Opportunities Portfolio’s outstanding interests, 8.7% of High Income Opportunities Portfolio’s outstanding interests and 3.1% of Senior Debt Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at July 31, 2023 is set forth below.

Eaton Vance
Short Duration Strategic Income Fund
July 31, 2023
Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios (the Portfolios)
Description	Value	% of Net Assets
Emerging Markets Local Income Portfolio
(identified cost $173,032,154)	$ 177,356,644	4.7%
Global Macro Absolute Return Advantage Portfolio
(identified cost $618,138,257)	610,031,636	16.0
Global Opportunities Portfolio
(identified cost $2,772,240,651)	2,555,207,136	67.1
High Income Opportunities Portfolio
(identified cost $106,740,964)	96,542,821	2.5
Senior Debt Portfolio
(identified cost $184,798,777)	184,766,678	4.9
Total Investments in Affiliated Portfolios (identified cost $3,854,950,803)	$3,623,904,915	95.2%
Investments in Affiliated Investment Funds
Security	Shares	Value	% of Net Assets
Fixed Income Funds
Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	20,716,799	$ 156,826,168	4.1%
Total Investments in Affiliated Investment Funds (identified cost $174,742,041)		$ 156,826,168	4.1%
Total Investments (identified cost $4,029,692,844)		$3,780,731,083	99.3%
Other Assets, Less Liabilities		$ 24,983,812	0.7%
Net Assets		$3,805,714,895	100.0%

Affiliated Investments
At July 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $156,826,168, which represents 4.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended July 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	$133,883,950	$7,800,687	$ —	$ —	$15,141,531	$156,826,168	$10,139,015	20,716,799
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2023, the hierarchy of inputs used in valuing the Fund's investments in securities and investments in the Portfolios, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Investments in Portfolios	$3,623,904,915	$ —	$ —	$3,623,904,915
Investments in Affiliated Investment Funds	156,826,168	—	—	156,826,168
Total Investments	$3,780,731,083	$ —	$ —	$3,780,731,083

Eaton Vance
Short Duration Strategic Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
The Global Opportunities Portfolio’s Portfolio of Investments is set forth below. A copy of each of the other Portfolio’s and Affiliated Investment Fund’s Part F to Form N-PORT (containing a Portfolio of Investments) at July 31, 2023 is available by calling Eaton Vance at 1-800-262-1122 or in EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Global Opportunities Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited)

Asset-Backed Securities — 9.9%
Security	Principal Amount (000's omitted)	Value
ACHV ABS Trust, Series 2023-1PL, Class B, 6.80%, 3/18/30(1)	$3,000	$ 3,000,690
Alinea CLO, Ltd., Series 2018-1A, Class E, 11.588%, (3 mo. SOFR + 6.26%), 7/20/31(1)(2)	2,000	1,732,560
Allegany Park CLO, Ltd., Series 2019-1A, Class ER, 11.726%, (3 mo. SOFR + 6.40%), 1/20/35(1)(2)	1,000	913,424
AMMC CLO 15, Ltd., Series 2014-15A, Class ERR, 12.48%, (3 mo. SOFR + 7.17%), 1/15/32(1)(2)	3,000	2,613,573
AMMC CLO XII, Ltd., Series 2013-12A, Class ER, 11.517%, (3 mo. USD LIBOR + 6.18%), 11/10/30(1)(2)	2,000	1,738,666
Ares LVlll CLO, Ltd., Series 2020-58A, Class ER, 12.008%, (3 mo. SOFR + 6.70%), 1/15/35(1)(2)	2,000	1,820,242
Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class D, 11.171%, (3 mo. USD LIBOR + 5.85%), 5/15/30(1)(2)	4,000	3,473,020
Ares XXXVR CLO, Ltd., Series 2015-35RA, Class E, 11.27%, (3 mo. SOFR + 5.96%), 7/15/30(1)(2)	3,000	2,617,827
Atlas Senior Loan Fund XX, Ltd., Series 2022-20A, Class B1, 8.47%, (3 mo. SOFR + 3.15%), 10/19/35(1)(2)	6,000	6,013,230
Bain Capital Credit CLO, Ltd., Series 2018-1A, Class E, 10.957%, (3 mo. USD LIBOR + 5.35%), 4/23/31(1)(2)	3,500	2,878,127
Barings CLO, Ltd., Series 2018-1A, Class D, 11.07%, (3 mo. SOFR + 5.76%), 4/15/31(1)(2)	5,000	4,361,500
Battalion CLO XXII, Ltd., Series 2021-22A, Class D, 8.938%, (3 mo. SOFR + 3.61%), 1/20/35(1)(2)	2,000	1,802,468
Benefit Street Partners CLO VIII, Ltd., Series 2015-8A, Class DR, 11.188%, (3 mo. SOFR + 5.86%), 1/20/31(1)(2)	5,000	4,125,000
Benefit Street Partners CLO XIV, Ltd., Series 2018-14A, Class E, 10.938%, (3 mo. SOFR + 5.61%), 4/20/31(1)(2)	3,000	2,607,237
Benefit Street Partners CLO XVI, Ltd.:
Series 2018-16A, Class DR, 8.57%, (3 mo. SOFR + 3.26%), 1/17/32(1)(2)	2,000	1,948,178
Series 2018-16A, Class E, 12.27%, (3 mo. SOFR + 6.96%), 1/17/32(1)(2)	2,000	1,893,864
Benefit Street Partners CLO XXII, Ltd.:
Series 2020-22A, Class DR, 8.676%, (3 mo. SOFR + 3.35%), 4/20/35(1)(2)	2,000	1,930,322
Series 2020-22A, Class ER, 12.256%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	2,000	1,922,912
Benefit Street Partners CLO XXV, Ltd., Series 2021-25A, Class E, 12.42%, (3 mo. SOFR + 7.11%), 1/15/35(1)(2)	1,000	982,919
Betony CLO 2, Ltd., Series 2018-1A, Class D, 11.281%, (3 mo. SOFR + 5.91%), 4/30/31(1)(2)	3,000	2,663,850
Security	Principal Amount (000's omitted)	Value
BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class D1R, 9.088%, (3 mo. SOFR + 3.76%), 10/20/34(1)(2)	$3,500	$ 3,441,252
BlueMountain CLO XXX, Ltd., Series 2020-30A, Class ER, 12.008%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,812,652
BlueMountain CLO XXXIV, Ltd., Series 2022-34A, Class E, 12.876%, (3 mo. SOFR + 7.55%), 4/20/35(1)(2)	1,000	955,420
BlueMountain CLO XXXV, Ltd., Series 2022-35A, Class E, 13.096%, (3 mo. SOFR + 7.75%), 7/22/35(1)(2)	2,000	1,952,112
BlueMountain CLO, Ltd.:
Series 2015-3A, Class A1R, 6.588%, (3 mo. SOFR + 1.26%), 4/20/31(1)(2)	3,367	3,356,662
Series 2015-3A, Class DR, 10.988%, (3 mo. SOFR + 5.66%), 4/20/31(1)(2)	2,000	1,635,320
Series 2016-3A, Class ER, 11.271%, (3 mo. USD LIBOR + 5.95%), 11/15/30(1)(2)	1,000	847,786
Canyon Capital CLO, Ltd.:
Series 2016-1A, Class ER, 11.32%, (3 mo. SOFR + 6.01%), 7/15/31(1)(2)	4,000	3,412,540
Series 2016-2A, Class ER, 11.57%, (3 mo. SOFR + 6.26%), 10/15/31(1)(2)	1,000	838,638
Series 2017-1A, Class E, 11.82%, (3 mo. SOFR + 6.51%), 7/15/30(1)(2)	1,000	883,391
Series 2018-1A, Class E, 11.32%, (3 mo. SOFR + 6.01%), 7/15/31(1)(2)	2,000	1,719,254
Series 2022-1A, Class D, 8.51%, (3 mo. SOFR + 3.20%), 4/15/35(1)(2)	1,900	1,805,984
Carlyle CLO C17, Ltd., Series C17A, Class DR, 11.631%, (3 mo. SOFR + 6.26%), 4/30/31(1)(2)	3,000	2,662,620
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class DR2, 12.073%, (3 mo. SOFR + 6.76%), 1/14/32(1)(2)	1,000	822,892
Series 2014-3RA, Class D, 11.019%, (3 mo. USD LIBOR + 5.40%), 7/27/31(1)(2)	2,000	1,665,594
Series 2014-4RA, Class D, 11.22%, (3 mo. SOFR + 5.91%), 7/15/30(1)(2)	3,000	2,503,317
Series 2015-5A, Class DR, 12.288%, (3 mo. SOFR + 6.96%), 1/20/32(1)(2)	3,500	3,069,279
Series 2019-4A, Class CR, 8.508%, (3 mo. SOFR + 3.20%), 4/15/35(1)(2)	1,750	1,653,593
Series 2022-AA, Class C, 8.876%, (3 mo. SOFR + 3.55%), 4/20/35(1)(2)	3,000	2,845,773
Carlyle US CLO, Ltd., Series 2019-4A, Class DR, 11.908%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	2,000	1,781,668
CarVal CLO IV, Ltd., Series 2021-1A, Class E, 12.188%, (3 mo. SOFR + 6.86%), 7/20/34(1)(2)	1,000	956,628
CIFC Funding 2017-III, Ltd., Series 2017-3A, Class A1, 6.808%, (3 mo. SOFR + 1.48%), 7/20/30(1)(2)	1,019	1,018,504
Crown City CLO III, Series 2021-1A, Class C, 8.888%, (3 mo. SOFR + 3.56%), 7/20/34(1)(2)	1,000	912,085

Global Opportunities Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Dryden CLO, Ltd.:
Series 2018-55A, Class E, 10.97%, (3 mo. SOFR + 5.66%), 4/15/31(1)(2)	$1,000	$ 871,646
Series 2022-112A, Class E, 12.866%, (3 mo. SOFR + 7.78%), 8/15/34(1)(2)	1,000	996,902
Dryden Senior Loan Fund, Series 2016-42A, Class ER, 11.12%, (3 mo. SOFR + 5.81%), 7/15/30(1)(2)	2,000	1,668,000
Elmwood CLO 14, Ltd.:
Series 2022-1A, Class D, 8.476%, (3 mo. SOFR + 3.15%), 4/20/35(1)(2)	2,000	1,934,660
Series 2022-1A, Class E, 11.676%, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	2,000	1,919,724
Elmwood CLO 17, Ltd., Series 2022-4A, Class E, 12.458%, (3 mo. SOFR + 7.15%), 7/17/35(1)(2)	2,000	1,999,602
Galaxy 31 CLO, Ltd., Series 2023-31A, Class D, 10.031%, (3 mo. SOFR + 5.25%), 4/15/36(1)(2)	2,300	2,311,118
Galaxy XXI CLO, Ltd.:
Series 2015-21A, Class DR, 8.238%, (3 mo. SOFR + 2.91%), 4/20/31(1)(2)	5,000	4,811,690
Series 2015-21A, Class ER, 10.838%, (3 mo. SOFR + 5.51%), 4/20/31(1)(2)	4,000	3,588,208
Golub Capital Partners CLO 22B, Ltd., Series 2015-22A, Class ER, 11.588%, (3 mo. SOFR + 6.26%), 1/20/31(1)(2)	3,000	2,637,894
Golub Capital Partners CLO 37B, Ltd.:
Series 2018-37A, Class D, 8.888%, (3 mo. SOFR + 3.56%), 7/20/30(1)(2)	1,500	1,392,539
Series 2018-37A, Class E, 11.338%, (3 mo. SOFR + 6.01%), 7/20/30(1)(2)	3,000	2,943,993
Golub Capital Partners CLO 50B-R, Ltd., Series 2020-50A, Class ER, 12.426%, (3 mo. SOFR + 7.10%), 4/20/35(1)(2)	2,000	1,850,116
Golub Capital Partners CLO 53B, Ltd.:
Series 2021-53A, Class D, 8.638%, (3 mo. SOFR + 3.31%), 7/20/34(1)(2)	2,000	1,827,756
Series 2021-53A, Class E, 12.288%, (3 mo. SOFR + 6.96%), 7/20/34(1)(2)	1,000	957,574
Golub Capital Partners CLO 60B, Ltd., Series 2022-60A, Class D, 9.121%, (3 mo. SOFR + 3.77%), 10/25/34(1)(2)	1,800	1,743,723
Golub Capital Partners CLO, Ltd., Series 2020-48A, Class D, 9.37%, (3 mo. SOFR + 4.06%), 4/17/33(1)(2)	3,000	2,850,930
Halseypoint CLO 5, Ltd., Series 2021-5A, Class D, 9.131%, (3 mo. SOFR + 3.76%), 1/30/35(1)(2)	3,500	3,423,276
Harriman Park CLO, Ltd., Series 2020-1A, Class ER, 11.988%, (3 mo. SOFR + 6.66%), 4/20/34(1)(2)	1,000	942,130
Highbridge Loan Management, Series 3A-2014, Class DR, 12.072%, (3 mo. SOFR + 6.76%), 7/18/29(1)(2)	2,750	2,312,973
Security	Principal Amount (000's omitted)	Value
ICG US CLO, Ltd., Series 2018-2A, Class E, 11.357%, (3 mo. SOFR + 6.01%), 7/22/31(1)(2)	$1,000	$ 844,580
KKR SFR Warehouse Participation, 8.815%, (30-day average SOFR + 3.50%), 12/13/23(2)	12,097	12,064,034
Madison Park Funding XVII, Ltd.:
Series 2015-17A, Class DR, 9.195%, (3 mo. SOFR + 3.86%), 7/21/30(1)(2)	3,500	3,501,260
Series 2015-17A, Class ER, 12.095%, (3 mo. SOFR + 6.76%), 7/21/30(1)(2)	2,500	2,369,190
Madison Park Funding XXXVI, Ltd.:
Series 2019-36A, Class D1R, 8.808%, (3 mo. SOFR + 3.50%), 4/15/35(1)(2)	1,000	977,524
Series 2019-36A, Class ER, 12.358%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	2,000	1,958,646
Marble Point CLO XXIV, Ltd., Series 2022-1A, Class D1, 9.566%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	1,883,350
Mountain View CLO, LLC, Series 2017-2A, Class AR, 6.61%, (3 mo. SOFR + 1.30%), 1/16/31(1)(2)	6,926	6,894,115
Neuberger Berman CLO XXII, Ltd., Series 2016-22A, Class ER, 11.63%, (3 mo. SOFR + 6.32%), 10/17/30(1)(2)	2,000	1,797,600
Neuberger Berman Loan Advisers CLO 30, Ltd., Series 2018-30A, Class ER, 11.788%, (3 mo. SOFR + 6.46%), 1/20/31(1)(2)	2,000	1,863,368
Neuberger Berman Loan Advisers CLO 49, Ltd., Series 2022-49A, Class E, 12.351%, (3 mo. SOFR + 7.00%), 7/25/34(1)(2)	2,000	1,973,086
NewRez Warehouse Securitization Trust:
Series 2021-1, Class E, 8.663%, (1 mo. SOFR + 3.25%), 5/25/55(1)(2)	3,813	3,801,946
Series 2021-1, Class F, 10.663%, (1 mo. SOFR + 5.25%), 5/25/55(1)(2)	1,300	1,301,330
Northwoods Capital, Ltd., Series 2018-11B1, Class A1, 6.682%, (3 mo. SOFR + 1.36%), 4/19/31(1)(2)	9,759	9,694,694
NRZ Excess Spread-Collateralized Notes:
Series 2021-FNT1, Class A, 2.981%, 3/25/26(1)	842	762,630
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	5,372	4,840,994
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 11.42%, (3 mo. SOFR + 6.11%), 10/17/31(1)(2)	1,500	1,372,296
Series 2015-1A, Class DR4, 11.879%, (3 mo. USD LIBOR + 6.50%), 5/21/34(1)(2)	2,000	1,823,652
Series 2018-1A, Class D, 10.722%, (3 mo. SOFR + 5.41%), 4/18/31(1)(2)	4,000	3,661,832
Series 2021-2A, Class E, 11.92%, (3 mo. SOFR + 6.61%), 7/15/34(1)(2)	1,000	974,396
Series 2022-1A, Class D, 8.376%, (3 mo. SOFR + 3.05%), 4/20/35(1)(2)	2,450	2,358,314
Series 2022-3A, Class E, 13.306%, (3 mo. SOFR + 7.98%), 7/20/35(1)(2)	1,000	1,011,542
Regatta IX Funding, Ltd., Series 2017-1A, Class E, 11.57%, (3 mo. SOFR + 6.26%), 4/17/30(1)(2)	3,000	2,840,556

Global Opportunities Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Regatta XIII Funding, Ltd., Series 2018-2A, Class D, 11.52%, (3 mo. SOFR + 6.21%), 7/15/31(1)(2)	$3,000	$ 2,631,027
Sandstone Peak, Ltd., Series 2021-1A, Class D, 9.12%, (3 mo. SOFR + 3.81%), 10/15/34(1)(2)	4,000	3,748,296
Shackleton CLO, Ltd., Series 2015-7RA, Class AR, 6.72%, (3 mo. SOFR + 1.41%), 7/15/31(1)(2)	11,000	10,948,630
Steele Creek CLO, Ltd., Series 2014-1RA, Class A, 6.665%, (3 mo. SOFR + 1.33%), 4/21/31(1)(2)	7,535	7,500,541
Upland CLO, Ltd., Series 2016-1A, Class DR, 11.488%, (3 mo. SOFR + 6.16%), 4/20/31(1)(2)	2,000	1,726,052
Vibrant CLO IX, Ltd., Series 2018-9A, Class D, 11.838%, (3 mo. SOFR + 6.51%), 7/20/31(1)(2)	2,000	1,506,336
Voya CLO, Ltd.:
Series 2013-1A, Class DR, 12.05%, (3 mo. SOFR + 6.74%), 10/15/30(1)(2)	5,000	3,846,650
Series 2014-1A, Class DR2, 11.572%, (3 mo. SOFR + 6.26%), 4/18/31(1)(2)	2,000	1,580,054
Series 2015-3A, Class DR, 11.788%, (3 mo. SOFR + 6.46%), 10/20/31(1)(2)	2,000	1,533,100
Series 2017-4A, Class A1, 6.70%, (3 mo. SOFR + 1.39%), 10/15/30(1)(2)	4,252	4,238,930
Series 2018-2A, Class E, 10.82%, (3 mo. SOFR + 5.51%), 7/15/31(1)(2)	1,000	823,498
Wellfleet CLO, Ltd.:
Series 2016-2A, Class A1R, 6.728%, (3 mo. SOFR + 1.40%), 10/20/28(1)(2)	1,467	1,463,652
Series 2019-1A, Class CR, 9.138%, (3 mo. SOFR + 3.81%), 7/20/32(1)(2)	2,500	2,281,633
Series 2021-2A, Class E, 12.53%, (3 mo. SOFR + 7.22%), 7/15/34(1)(2)	1,000	838,892
Series 2022-1A, Class E, 13.168%, (3 mo. SOFR + 7.86%), 4/15/34(1)(2)	2,000	1,840,114
Series 2022-2A, Class E, 13.87%, (3 mo. SOFR + 8.56%), 10/18/35(1)(2)	2,000	1,984,684
Total Asset-Backed Securities (identified cost $274,279,103)		$255,640,051

Closed-End Funds — 0.3%
Security	Shares	Value
Nuveen Global High Income Fund	83,400	$ 971,610
PGIM Global High Yield Fund, Inc.	430,326	4,897,110
Western Asset High Income Opportunity Fund, Inc.	383,997	1,478,388
Total Closed-End Funds (identified cost $8,409,895)		$ 7,347,108

Collateralized Mortgage Obligations — 29.8%
Security	Principal Amount (000's omitted)	Value
Angel Oak Mortgage Trust I, LLC, Series 2019-1, Class B1, 5.40%, 11/25/48(1)(3)	$3,939	$ 3,875,289
Brean Asset-Backed Securities Trust, Series 2023-RM6, Class A1, 5.25% to 1/25/28, 1/25/63(1)(4)	3,944	3,675,173
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	2,867	2,528,357
CHNGE Mortgage Trust:
Series 2022-4, Class A1, 6.00%, to 9/25/24, 10/25/57(1)(3)	12,794	12,556,129
Series 2022-NQ, Class M1, 5.82%, 6/25/67(1)(3)	1,764	1,635,656
Deephaven Residential Mortgage Trust, Series 2020-2, Class B2, 5.809%, 5/25/65(1)(3)	4,273	4,127,661
FARM Mortgage Trust:
Series 2022-1, Class B, 2.945%, 1/25/52(1)(3)	2,680	1,814,625
Series 2023-1, Class B, 3.033%, 3/25/52(1)(3)	2,690	1,831,104
Federal Home Loan Mortgage Corp.:
Series 2182, Class ZC, 7.50%, 9/15/29	39	39,353
Series 4273, Class SP, 0.00%, (12.00% - 30-day average SOFR x 2.67, Floor 0.00%), 11/15/43(5)	516	419,758
Series 5071, Class SP, 0.00%, (3.30% - 30-day average SOFR, Floor 0.00%), 2/25/51(5)	4,319	2,838,229
Series 5083, Class SK, 0.00%, (3.87% - 30-day average SOFR x 1.33, Floor 0.00%), 3/25/51(5)	3,411	2,175,396
Series 5139, Class DZ, 2.50%, 9/25/51	2,039	1,203,040
Series 5144, Class Z, 2.50%, 9/25/51	7,524	4,587,756
Series 5150, Class QZ, 2.50%, 10/25/51	2,625	1,599,920
Series 5150, Class ZJ, 2.50%, 10/25/51	4,229	2,576,488
Series 5152, Class ZP, 3.00%, 7/25/50	10,082	6,296,532
Series 5159, Class ZP, 3.00%, 11/25/51	854	554,399
Series 5159, Class ZT, 3.00%, 11/25/51	1,560	1,055,436
Series 5163, Class Z, 3.00%, 11/25/51	1,071	667,961
Series 5166, Class ZN, 3.00%, 9/25/50	1,946	1,260,785
Series 5168, Class MZ, 3.00%, 10/25/51	2,038	1,359,566
Series 5300, Class EY, 6.00%, 12/25/52	10,900	10,850,958
Series 5324, Class MZ, 6.00%, 7/25/53	3,342	3,392,533
Series 5327, Class B, 6.00%, 8/25/53	20,000	20,203,264
Interest Only:(6)
Series 380, Class C1, 3.00%, 1/25/50	31,318	5,308,350
Series 380, Class C5, 3.50%, 1/25/50	9,781	1,776,109
Series 2631, Class DS, 1.918%, (7.10% - 30-day average SOFR), 6/15/33(5)	469	10,941
Series 2956, Class SL, 1.818%, (7.00% - 30-day average SOFR), 6/15/32(5)	475	34,787
Series 3114, Class TS, 1.468%, (6.54% - 30-day average SOFR), 9/15/30(5)	1,151	41,713
Series 3153, Class JI, 1.438%, (6.62% - 30-day average SOFR), 5/15/36(5)	1,226	81,782
Series 4007, Class JI, 4.00%, 2/15/42	546	81,383

Global Opportunities Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 4067, Class JI, 3.50%, 6/15/27	$1,480	$ 60,755
Series 4070, Class S, 0.918%, (6.10% - 30-day average SOFR), 6/15/32(5)	4,757	287,010
Series 4095, Class HS, 0.918%, (6.10% - 30-day average SOFR), 7/15/32(5)	964	35,566
Series 4109, Class ES, 0.968%, (6.15% - 30-day average SOFR), 12/15/41(5)	81	8,195
Series 4109, Class SA, 1.018%, (6.09% - 30-day average SOFR), 9/15/32(5)	2,144	118,740
Series 4149, Class S, 1.068%, (6.25% - 30-day average SOFR), 1/15/33(5)	1,525	97,651
Series 4163, Class GS, 1.018%, (6.20% - 30-day average SOFR), 11/15/32(5)	1,343	76,828
Series 4169, Class AS, 1.068%, (6.25% - 30-day average SOFR), 2/15/33(5)	2,019	109,148
Series 4188, Class AI, 3.50%, 4/15/28	1,320	48,728
Series 4189, Class SQ, 0.968%, (6.15% - 30-day average SOFR), 12/15/42(5)	492	49,446
Series 4203, Class QS, 1.068%, (6.25% - 30-day average SOFR), 5/15/43(5)	1,373	80,194
Series 4332, Class IK, 4.00%, 4/15/44	472	74,827
Series 4343, Class PI, 4.00%, 5/15/44	1,469	243,680
Series 4370, Class IO, 3.50%, 9/15/41	227	5,947
Series 4381, Class SK, 0.968%, (6.15% - 30-day average SOFR), 6/15/44(5)	1,322	111,368
Series 4388, Class MS, 0.918%, (6.10% - 30-day average SOFR), 9/15/44(5)	1,301	135,232
Series 4408, Class IP, 3.50%, 4/15/44	1,989	258,292
Series 4497, Class CS, 1.018%, (6.09% - 30-day average SOFR), 9/15/44(5)	1,082	16,551
Series 4507, Class MI, 3.50%, 8/15/44	695	31,295
Series 4507, Class SJ, 0.998%, (6.18% - 30-day average SOFR), 9/15/45(5)	3,740	386,976
Series 4520, Class PI, 4.00%, 8/15/45	8,982	1,188,129
Series 4528, Class BS, 0.968%, (6.15% - 30-day average SOFR), 7/15/45(5)	1,775	160,762
Series 4629, Class QI, 3.50%, 11/15/46	1,829	365,399
Series 4637, Class IP, 3.50%, 4/15/44	250	9,289
Series 4644, Class TI, 3.50%, 1/15/45	1,646	237,223
Series 4667, Class PI, 3.50%, 5/15/42	16	20
Series 4744, Class IO, 4.00%, 11/15/47	1,670	321,939
Series 4749, Class IL, 4.00%, 12/15/47	1,326	256,678
Series 4768, Class IO, 4.00%, 3/15/48	1,620	313,845
Series 5051, Class S, 0.00%, (3.60% - 30-day average SOFR, Floor 0.00%), 12/25/50(5)	18,223	615,564
Series 5070, Class CI, 2.00%, 2/25/51	39,087	5,025,966
Series 5156, Class IP, 3.00%, 12/25/49	20,345	3,193,672
Series 5236, Class TI, 3.00%, 1/25/51	73,905	11,775,552
Principal Only:(7)
Series 4417, Class KO, 0.00%, 12/15/43	539	347,257
Security	Principal Amount (000's omitted)	Value
Principal Only: (continued)
Series 4478, Class PO, 0.00%, 5/15/45	$896	$ 655,789
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2019-HQA3, Class B2, 12.684%, (30-day average SOFR + 7.61%), 9/25/49(1)(2)	1,250	1,375,350
Series 2020-DNA6, Class B2, 10.719%, (30-day average SOFR + 5.65%), 12/25/50(1)(2)	6,900	7,163,919
Series 2021-DNA5, Class B2, 10.569%, (30-day average SOFR + 5.50%), 1/25/34(1)(2)	3,500	3,459,111
Series 2021-DNA6, Class B2, 12.569%, (30-day average SOFR + 7.50%), 10/25/41(1)(2)	13,640	14,348,598
Federal National Mortgage Association:
Series G94-7, Class PJ, 7.50%, 5/17/24	5	5,181
Series 1994-42, Class K, 6.50%, 4/25/24	7	7,415
Series 2009-62, Class WA, 5.579%, 8/25/39(3)	643	643,839
Series 2013-6, Class TA, 1.50%, 1/25/43	562	506,496
Series 2021-56, Class GZ, 3.00%, 7/25/51	1,344	867,815
Series 2021-56, Class LZ, 2.50%, 9/25/51	5,468	3,441,674
Series 2021-61, Class LZ, 2.50%, 9/25/51	3,798	2,323,172
Series 2021-61, Class Z, 2.50%, 9/25/51	8,067	4,937,746
Series 2021-77, Class WZ, 3.00%, 8/25/50	416	253,631
Series 2021-77, Class Z, 3.00%, 5/25/51	5,200	3,271,724
Series 2021-79, Class Z, 3.00%, 11/25/51	5,479	3,635,126
Series 2023-12, Class LW, 6.00%, 4/25/53	11,482	11,438,507
Series 2023-14, Class EL, 6.00%, 4/25/53	63,163	62,774,983
Interest Only:(6)
Series 2004-46, Class SI, 0.817%, (6.00% - 30-day average SOFR), 5/25/34(5)	1,073	35,370
Series 2005-17, Class SA, 1.517%, (6.70% - 30-day average SOFR), 3/25/35(5)	979	82,628
Series 2005-71, Class SA, 1.567%, (6.75% - 30-day average SOFR), 8/25/25(5)	51	322
Series 2005-105, Class S, 1.517%, (6.70% - 30-day average SOFR), 12/25/35(5)	821	74,504
Series 2006-44, Class IS, 1.417%, (6.60% - 30-day average SOFR), 6/25/36(5)	716	57,275
Series 2006-65, Class PS, 2.037%, (7.11% - 30-day average SOFR), 7/25/36(5)	704	81,704
Series 2006-96, Class SN, 2.017%, (7.20% - 30-day average SOFR), 10/25/36(5)	780	55,118
Series 2006-104, Class SD, 1.457%, (6.64% - 30-day average SOFR), 11/25/36(5)	749	62,369
Series 2006-104, Class SE, 1.447%, (6.63% - 30-day average SOFR), 11/25/36(5)	499	41,369
Series 2007-50, Class LS, 1.267%, (6.45% - 30-day average SOFR), 6/25/37(5)	1,057	85,627
Series 2008-26, Class SA, 1.017%, (6.20% - 30-day average SOFR), 4/25/38(5)	1,177	109,135
Series 2008-61, Class S, 0.917%, (6.10% - 30-day average SOFR), 7/25/38(5)	2,148	130,579
Series 2011-101, Class IC, 3.50%, 10/25/26	682	20,846

Global Opportunities Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2011-101, Class IE, 3.50%, 10/25/26	$505	$ 15,241
Series 2011-104, Class IM, 3.50%, 10/25/26	938	29,898
Series 2012-52, Class DI, 3.50%, 5/25/27	1,962	83,132
Series 2012-124, Class IO, 0.841%, 11/25/42(3)	2,626	119,529
Series 2012-139, Class LS, 0.945%, (6.15% - 30-day average SOFR), 12/25/42(5)	2,582	348,889
Series 2012-147, Class SA, 0.917%, (5.99% - 30-day average SOFR), 1/25/43(5)	2,964	273,267
Series 2012-150, Class PS, 0.967%, (6.15% - 30-day average SOFR), 1/25/43(5)	3,696	339,889
Series 2012-150, Class SK, 0.967%, (6.15% - 30-day average SOFR), 1/25/43(5)	4,497	439,686
Series 2013-11, Class IO, 4.00%, 1/25/43	9,513	1,173,223
Series 2013-12, Class SP, 0.467%, (5.65% - 30-day average SOFR), 11/25/41(5)	480	6,230
Series 2013-15, Class DS, 1.017%, (6.20% - 30-day average SOFR), 3/25/33(5)	3,603	189,775
Series 2013-23, Class CS, 1.067%, (6.25% - 30-day average SOFR), 3/25/33(5)	1,894	101,628
Series 2013-54, Class HS, 1.117%, (6.30% - 30-day average SOFR), 10/25/41(5)	97	188
Series 2013-64, Class PS, 1.067%, (6.25% - 30-day average SOFR), 4/25/43(5)	2,002	123,623
Series 2013-66, Class JI, 3.00%, 7/25/43	3,218	517,479
Series 2013-75, Class SC, 1.067%, (6.25% - 30-day average SOFR), 7/25/42(5)	2,710	53,508
Series 2014-32, Class EI, 4.00%, 6/25/44	742	129,118
Series 2014-41, Class SA, 0.867%, (5.94% - 30-day average SOFR), 7/25/44(5)	1,236	172,048
Series 2014-43, Class PS, 0.917%, (6.10% - 30-day average SOFR), 3/25/42(5)	1,108	64,697
Series 2014-55, Class IN, 3.50%, 7/25/44	1,889	386,466
Series 2014-64, Class BI, 3.50%, 3/25/44	257	8,512
Series 2014-67, Class IH, 4.00%, 10/25/44	1,248	291,055
Series 2014-80, Class CI, 3.50%, 12/25/44	1,321	280,400
Series 2014-89, Class IO, 3.50%, 1/25/45	1,966	426,654
Series 2015-6, Class IM, 0.00%, (5.18% - 30-day average SOFR x 1.33, Floor 0.00%), 6/25/43(5)	1,960	8,109
Series 2015-14, Class KI, 3.00%, 3/25/45	2,347	387,834
Series 2015-22, Class GI, 3.50%, 4/25/45	690	129,142
Series 2015-31, Class SG, 0.917%, (5.99% - 30-day average SOFR), 5/25/45(5)	2,555	442,275
Series 2015-36, Class IL, 3.00%, 6/25/45	1,525	221,393
Series 2015-52, Class MI, 3.50%, 7/25/45	3,233	655,076
Series 2015-93, Class BS, 0.967%, (6.15% - 30-day average SOFR), 8/25/45(5)	1,391	65,417
Series 2018-21, Class IO, 3.00%, 4/25/48	4,145	734,306
Series 2021-94, Class CI, 3.00%, 1/25/52	11,912	1,955,096
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R04, Class 2B1, 10.434%, (30-day average SOFR + 5.36%), 6/25/39(1)(2)	$16,529	$ 17,592,648
Series 2019-R06, Class 2B1, 8.934%, (30-day average SOFR + 3.86%), 9/25/39(1)(2)	954	982,847
Series 2021-R01, Class 1B2, 11.069%, (30-day average SOFR + 6.00%), 10/25/41(1)(2)	8,500	8,626,644
FIGRE Trust, Series 2023-HE2, Class A, 6.512%, 5/25/53	5,790	5,815,075
Finance of America HECM Buyout, Series 2022-HB2, Class M5, 6.00%, 8/1/32(1)(3)	1,000	611,802
Flagstar Mortgage Trust:
Series 2023-6INV, Class B4, 3.492%, 8/25/51(1)(3)	4,231	2,928,454
Series 2023-10IN, Class B4, 3.516%, 10/25/51(1)(3)	6,937	4,794,588
FREED Mortgage, Series 2022-HE1, Class A, 7.00%, 10/25/37(1)(3)	3,179	3,183,048
Government National Mortgage Association:
Series 2021-136, Class Z, 2.50%, 8/20/51	8,750	5,309,430
Series 2021-139, Class ZJ, 2.50%, 8/20/51	1,695	1,180,251
Series 2021-154, Class ZC, 2.50%, 9/20/51	1,762	1,071,524
Series 2021-154, Class ZL, 3.00%, 9/20/51	2,835	1,713,685
Series 2021-165, Class MZ, 2.50%, 9/20/51	14,599	8,857,550
Series 2022-31, Class ZD, 3.00%, 2/20/52	280	163,997
Series 2022-173, Class S, 4.15%, (22.73% - 30-day average SOFR x 3.667), 10/20/52(5)	7,870	7,706,381
Series 2022-189, Class US, 4.15%, (22.73% - 30-day average SOFR x 3.667), 11/20/52(5)	11,479	11,480,770
Series 2022-195, Class AS, 4.372%, (23.13% - 30-day average SOFR x 3.70), 11/20/52(5)	4,917	5,230,169
Series 2022-197, Class SW, 4.156%, (16.32% - 30-day average SOFR x 2.40), 11/20/52(5)	9,223	9,030,740
Series 2023-53, Class AL, 5.50%, 4/20/53	20,000	19,546,208
Series 2023-53, Class SE, 3.966%, (22.55% - 30-day average SOFR x 3.667), 4/20/53(5)	20,002	19,889,963
Series 2023-56, Class ZE, 6.00%, 4/20/53	16,058	16,042,004
Series 2023-63, Class LB, 6.00%, 5/20/53	12,347	12,365,845
Series 2023-63, Class S, 3.966%, (22.55% - 30-day average SOFR x 3.667), 5/20/53(5)	38,376	37,101,618
Series 2023-64, Class LB, 6.00%, 5/20/53	5,036	5,044,637
Series 2023-65, Class SB, 3.966%, (22.55% - 30-day average SOFR x 3.667), 5/20/53(5)	7,685	7,613,293
Series 2023-65, Class SD, 3.966%, (22.55% - 30-day average SOFR x 3.667), 5/20/53(5)	15,253	15,493,346
Series 2023-66, Class S, 3.966%, (22.55% - 30-day average SOFR x 3.667), 5/20/53(5)	7,062	7,016,967
Series 2023-66, Class SD, 3.966%, (22.55% - 30-day average SOFR x 3.667), 5/20/53(5)	6,304	6,095,961
Series 2023-83, Class S, 3.711%, (22.89% - 30-day average SOFR x 3.78), 6/20/53(5)	7,980	7,612,299
Series 2023-84, Class MW, 6.00%, 6/20/53	5,478	5,541,804

Global Opportunities Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2023-84, Class SN, 3.634%, (22.39% - 30-day average SOFR x 3.67%), 6/20/53(5)	$8,393	$ 8,057,761
Series 2023-89, Class SD, 3.60%, (22.18% - 30-day average SOFR x 3.667), 6/20/53(5)	9,266	8,828,225
Series 2023-96, Class BL, 6.00%, 7/20/53	10,000	10,153,464
Series 2023-96, Class DB, 6.00%, 7/20/53	8,000	8,093,572
Series 2023-97, Class CB, 6.00%, 7/20/53	20,000	20,217,529
Series 2023-99, Class AL, 6.00%, 7/20/53	3,000	3,039,197
Series 2023-100, Class AY, 6.00%, 7/20/53	13,236	13,471,296
Series 2023-100, Class JL, 6.00%, 7/20/53	11,099	11,266,903
Interest Only:(6)
Series 2014-68, Class KI, 0.00%, 10/20/42(3)	2,594	93,371
Series 2017-104, Class SD, 0.831%, (6.09% - 1 mo. SOFR), 7/20/47(5)	4,468	441,241
Series 2017-121, Class DS, 0.147%, (4.39% - 1 mo. SOFR), 8/20/47(5)	2,983	113,233
Series 2017-137, Class AS, 0.014%, (4.50% - 1 mo. SOFR), 9/20/47(5)	4,112	151,257
Series 2020-116, Class MI, 2.00%, 8/20/50	17,290	2,267,416
Series 2020-134, Class LI, 2.50%, 9/20/50	7,663	1,035,816
Series 2020-146, Class IQ, 2.00%, 10/20/50	17,716	1,980,561
Series 2020-146, Class QI, 2.00%, 10/20/50	9,442	1,037,248
Series 2020-149, Class NI, 2.50%, 10/20/50	13,816	1,853,746
Series 2020-151, Class AI, 2.00%, 10/20/50	52,081	6,431,415
Series 2020-151, Class HI, 2.50%, 10/20/50	1,211	161,849
Series 2020-154, Class PI, 2.50%, 10/20/50	12,255	1,636,798
Series 2020-167, Class KI, 2.00%, 11/20/50	28,841	3,228,109
Series 2020-173, Class DI, 2.00%, 11/20/50	21,640	2,630,020
Series 2020-176, Class HI, 2.50%, 11/20/50	30,016	4,023,736
Series 2020-185, Class BI, 2.00%, 12/20/50	7,430	865,477
Series 2020-191, Class AI, 2.00%, 12/20/50	27,745	3,230,842
Series 2021-15, Class AI, 2.00%, 1/20/51	32,046	3,908,173
Series 2021-23, Class TI, 2.50%, 2/20/51	11,732	1,516,441
Series 2021-30, Class AI, 2.00%, 2/20/51	3,898	471,270
Series 2021-46, Class IM, 2.50%, 3/20/51	2,621	343,860
Series 2021-56, Class SE, 0.00%, (2.30% - 30-day average SOFR, Floor 0.00%), 10/20/50(5)	5,441	68,348
Series 2021-77, Class SB, 0.00%, (3.64% - 1 mo. SOFR, Floor 0.00%), 5/20/51(5)	12,630	376,951
Series 2021-97, Class IG, 2.50%, 8/20/49	38,586	4,201,672
Series 2021-114, Class MI, 3.00%, 6/20/51	9,631	1,424,792
Series 2021-121, Class TI, 3.00%, 7/20/51	35,225	4,290,632
Series 2021-122, Class NI, 3.00%, 7/20/51	6,426	962,926
Series 2021-125, Class SA, 0.00%, (3.64% - 1 mo. SOFR, Floor 0.00%), 7/20/51(5)	16,533	479,502
Series 2021-154, Class MI, 3.00%, 9/20/51	48,044	6,242,731
Series 2021-160, Class IT, 2.50%, 9/20/51	17,675	1,937,959
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2021-175, Class AS, 0.00%, (1.69% - 1 mo. SOFR, Floor 0.00%), 10/20/51(5)	$26,662	$ 205,742
Series 2021-175, Class SB, 0.00%, (1.69% - 1 mo. SOFR, Floor 0.00%), 10/20/51(5)	13,368	103,291
Series 2021-193, Class IU, 3.00%, 11/20/49	43,331	5,644,894
Series 2021-193, Class YS, 0.00%, (2.45% - 30-day average SOFR, Floor 0.00%), 11/20/51(5)	25,833	293,063
Series 2021-201, Class PI, 3.00%, 11/20/51	27,353	2,998,540
Series 2021-209, Class IW, 3.00%, 11/20/51	19,282	2,410,515
Series 2022-104, Class IO, 2.50%, 6/20/51	25,978	3,359,904
Series 2022-119, Class CS, 0.00%, (3.00% - 30-day average SOFR, Floor 0.00%), 7/20/52(5)	212,856	1,720,579
Series 2022-119, Class SC, 0.00%, (3.00% - 30-day average SOFR, Floor 0.00%), 7/20/52(5)	23,651	191,175
Series 2022-119, Class TA, 0.00%, (3.90% - 30-day average SOFR, Floor 0.00%), 7/20/52(5)	47,301	307,085
Series 2022-119, Class TI, 0.00%, (3.85% - 30-day average SOFR, Floor 0.00%), 7/20/52(5)	473,013	2,882,401
Series 2022-126, Class AS, 0.00%, (3.69% - 30-day average SOFR, Floor 0.00%), 7/20/52(5)	63,474	958,008
Series 2022-126, Class SC, 0.00%, (3.73% - 30-day average SOFR, Floor 0.00%), 7/20/52(5)	47,301	734,112
Series 2022-135, Class SA, 0.00%, (3.00% - 30-day average SOFR, Floor 0.00%), 6/20/52(5)	132,132	1,211,666
Series 2023-13, Class SA, 0.332%, (5.40% - 30-day average SOFR), 1/20/53(5)	17,613	353,625
Series 2023-19, Class SD, 1.232%, (6.30% - 30-day average SOFR), 2/20/53(5)	21,136	1,012,114
Series 2023-20, Class HS, 1.232%, (6.30% - 30-day average SOFR), 2/20/53(5)	14,742	729,373
Series 2023-22, Class ES, 1.232%, (6.30% - 30-day average SOFR), 2/20/53(5)	19,656	972,497
Series 2023-22, Class SA, 0.632%, (5.70% - 30-day average SOFR), 2/20/53(5)	34,314	841,159
Series 2023-24, Class SB, 0.082%, (5.15% - 30-day average SOFR), 2/20/53(5)	39,313	963,001
Series 2023-24, Class SG, 1.232%, (6.30% - 30-day average SOFR), 2/20/53(5)	19,656	972,497
Series 2023-32, Class SA, 1.232%, (6.30% - 30-day average SOFR), 2/20/53(5)	66,341	3,282,179
Series 2023-38, Class LS, 1.232%, (6.30% - 30-day average SOFR), 3/20/53(5)	63,170	3,072,414
Series 2023-38, Class SD, 1.182%, (6.25% - 30-day average SOFR), 3/20/53(5)	98,508	4,258,614
Series 2023-38, Class SG, 1.132%, (6.20% - 30-day average SOFR), 3/20/53(5)	49,283	2,356,973
Series 2023-47, Class HS, 1.232%, (6.30% - 30-day average SOFR), 3/20/53(5)	21,057	1,024,138
Series 2023-47, Class SC, 1.182%, (6.25% - 30-day average SOFR), 3/20/53(5)	31,569	1,458,723
Series 2023-53, Class SK, 1.132%, (6.20% - 30-day average SOFR), 4/20/53(5)	39,650	1,556,378

Global Opportunities Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
LHOME Mortgage Trust, Series 2023-RTL2, Class A1, 8.00% to 8/25/25, 6/25/28(1)(4)	$2,775	$ 2,762,259
MFRA Trust, Series 2023-NQM1, Class A2, 5.75% to 1/25/26, 11/25/67(1)(4)	962	939,964
PNMAC GMSR Issuer Trust:
Series 2018-GT1, Class A, 9.263%, (1 mo. USD LIBOR + 3.85%), 2/25/25(1)(2)	5,000	5,022,726
Series 2018-GT2, Class A, 8.063%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(2)	4,272	4,255,980
Series 2022-GT1, Class A, 9.319%, (30-day average SOFR + 4.25%), 5/25/27(1)(2)	6,000	5,991,218
Radnor Re, Ltd., Series 2022-1, Class M1A, 8.819%, (30-day average SOFR + 3.75%), 9/25/32(1)(2)	7,000	7,163,813
Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(1)(3)	54,391	47,058,575
Total Collateralized Mortgage Obligations (identified cost $880,628,912)		$773,875,944

Commercial Mortgage-Backed Securities — 0.7%
Security	Principal Amount (000's omitted)	Value
COMM Mortgage Trust, Series 2013-CR9, Class D, 4.501%, 7/10/45(1)(3)	$2,037	$ 1,995,848
CSMC Trust:
Series 2020-TMIC, Class A, 8.837%, (1 mo. SOFR + 3.61%), 12/15/35(1)(2)	3,000	2,996,280
Series 2022-NWPT, Class A, 8.365%, (1 mo. SOFR + 3.143%), 9/9/24(1)(2)	4,200	4,216,642
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.547%, 9/15/47(1)(3)	3,430	2,557,860
Series 2014-C25, Class D, 3.935%, 11/15/47(1)(3)	8,045	3,392,131
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class D, 4.326%, 8/15/46(1)(3)(8)	5,000	306,656
WF-RBS Commercial Mortgage Trust, Series 2014-C24, Class D, 3.692%, 11/15/47(1)	4,000	2,218,609
Total Commercial Mortgage-Backed Securities (identified cost $27,795,838)		$ 17,684,026

Common Stocks — 0.2%
Security	Shares	Value
Bermuda — 0.0%(9)
Liberty Latin America, Ltd., Class A(10)	92,500	$ 777,000
		$ 777,000
Security	Shares	Value
Bulgaria — 0.2%
Eurohold Bulgaria AD(10)	5,140,100	$ 4,902,919
		$ 4,902,919
Iceland — 0.0%(9)
Siminn HF	2,023,336	$ 155,702
		$ 155,702
Total Common Stocks (identified cost $5,514,370)		$ 5,835,621

Convertible Bonds — 2.4%
Security	Principal Amount (000's omitted)		Value
Bermuda — 0.2%
Jazz Investments I, Ltd., 2.00%, 6/15/26	USD	920	$ 956,800
Liberty Latin America, Ltd., 2.00%, 7/15/24	USD	1,918	1,818,264
NCL Corp., Ltd., 1.125%, 2/15/27	USD	870	817,437
			$ 3,592,501
British Virgin Islands — 0.0%(9)
ADM Ag Holding, Ltd., 0.00%, 8/26/23(11)	USD	200	$ 198,950
			$ 198,950
Canada — 0.0%(9)
Shopify, Inc., 0.125%, 11/1/25	USD	300	$ 273,300
			$ 273,300
Cayman Islands — 0.2%
Herbalife, Ltd., 2.625%, 3/15/24	USD	870	$ 842,595
Li Auto, Inc., 0.25%, 5/1/28	USD	430	697,460
Poseidon Finance 1, Ltd., 0.00%, 2/1/25(11)	USD	660	683,760
Sea, Ltd., 2.375%, 12/1/25	USD	940	1,015,200
ZTO Express Cayman, Inc., 1.50%, 9/1/27(1)	USD	710	749,405
			$ 3,988,420
China — 0.1%
Meituan, 0.00%, 4/27/27(11)	USD	3,000	$ 2,648,250
			$ 2,648,250
France — 0.0%(9)
Veolia Environnement S.A., 0.00%, 1/1/25(11)	EUR	1,150	$ 409,437
			$ 409,437

Global Opportunities Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Germany — 0.0%(9)
DHL Group, 0.05%, 6/30/25(11)	EUR	500	$ 542,688
			$ 542,688
India — 0.1%
Indiabulls Housing Finance, Ltd., 4.50%, 9/28/26(11)	USD	1,325	$ 1,101,095
			$ 1,101,095
Israel — 0.0%(9)
Nice, Ltd., 0.00%, 9/15/25	USD	415	$ 408,469
			$ 408,469
Luxembourg — 0.0%(9)
Citigroup Global Markets Funding Luxembourg SCA, 0.00%, 7/25/24(11)	HKD	6,000	$ 726,256
			$ 726,256
Netherlands — 0.0%(9)
STMicroelectronics N.V., 0.00%, 8/4/25(11)	USD	200	$ 253,228
			$ 253,228
South Africa — 0.0%(9)
HTA Group, Ltd., 2.875%, 3/18/27(11)	USD	200	$ 161,700
			$ 161,700
Spain — 0.0%(9)
Cellnex Telecom S.A., 0.50%, 7/5/28(11)	EUR	300	$ 345,535
			$ 345,535
United Arab Emirates — 0.0%(9)
Abu Dhabi National Oil Co., 0.70%, 6/4/24(11)	USD	200	$ 189,973
			$ 189,973
United States — 1.8%
Airbnb, Inc., 0.00%, 3/15/26	USD	1,070	$ 965,140
Akamai Technologies, Inc., 0.125%, 5/1/25	USD	1,070	1,172,568
Alnylam Pharmaceuticals, Inc., 1.00%, 9/15/27(1)	USD	590	578,675
Ares Capital Corp., 4.625%, 3/1/24	USD	550	562,719
Axon Enterprise, Inc., 0.50%, 12/15/27(1)	USD	670	693,115
Bentley Systems, Inc., 0.125%, 1/15/26	USD	870	891,870
BILL Holdings, Inc., 0.00%, 12/1/25	USD	770	829,290
BioMarin Pharmaceutical, Inc., 1.25%, 5/15/27	USD	815	822,524
BlackLine, Inc., 0.00%, 3/15/26	USD	540	464,400
Blackstone Mortgage Trust, Inc., 5.50%, 3/15/27	USD	500	446,250
Block, Inc., 0.125%, 3/1/25	USD	870	863,910
Security	Principal Amount (000's omitted)		Value
United States (continued)
Bloom Energy Corp., 3.00%, 6/1/28(1)	USD	560	$ 674,445
Burlington Stores, Inc., 2.25%, 4/15/25	USD	780	847,763
Cable One, Inc., 0.00%, 3/15/26	USD	655	541,685
Carnival Corp., 5.75%, 12/1/27(1)	USD	430	716,595
Ceridian HCM Holding, Inc., 0.25%, 3/15/26	USD	560	500,175
Cloudflare, Inc., 0.00%, 8/15/26	USD	725	624,950
Confluent, Inc., 0.00%, 1/15/27(1)	USD	870	727,238
CONMED Corp., 2.25%, 6/15/27	USD	260	274,170
CryoPort, Inc., 0.75%, 12/1/26(1)	USD	535	419,859
Cytokinetics, Inc., 3.50%, 7/1/27	USD	300	279,147
Datadog, Inc., 0.125%, 6/15/25	USD	565	777,313
Dexcom, Inc.:
0.25%, 11/15/25	USD	970	1,025,306
0.375%, 5/15/28(1)	USD	550	555,500
DISH Network Corp., 0.00%, 12/15/25	USD	440	270,350
DraftKings Holdings, Inc., 0.00%, 3/15/28	USD	670	521,930
Dropbox, Inc., 0.00%, 3/1/26	USD	695	661,293
Duke Energy Corp., 4.125%, 4/15/26(1)	USD	900	888,300
Enphase Energy, Inc., 0.00%, 3/1/26	USD	570	526,395
Envestnet, Inc., 0.75%, 8/15/25	USD	300	278,250
Etsy, Inc., 0.25%, 6/15/28	USD	870	709,485
Euronet Worldwide, Inc., 0.75%, 3/15/49	USD	300	282,375
Exact Sciences Corp., 0.375%, 3/1/28	USD	1,020	1,063,220
Expedia Group, Inc., 0.00%, 2/15/26	USD	870	781,956
Five9, Inc., 0.50%, 6/1/25	USD	300	298,050
Ford Motor Co., 0.00%, 3/15/26	USD	1,045	1,071,125
Glencore Funding, LLC, 0.00%, 3/27/25(11)	USD	400	429,868
Halozyme Therapeutics, Inc., 1.00%, 8/15/28(1)	USD	625	627,188
Insmed, Inc., 0.75%, 6/1/28	USD	600	519,000
Integra LifeSciences Holdings Corp., 0.50%, 8/15/25	USD	300	282,000
InterDigital, Inc.:
2.00%, 6/1/24	USD	250	296,719
3.50%, 6/1/27	USD	455	598,925
Ionis Pharmaceuticals, Inc., 0.00%, 4/1/26	USD	870	819,431
Lantheus Holdings, Inc., 2.625%, 12/15/27(1)	USD	240	320,226
Liberty Broadband Corp., 3.125%, 3/31/53(1)	USD	440	449,240
Live Nation Entertainment, Inc., 2.00%, 2/15/25	USD	540	563,220
Lumentum Holdings, Inc., 0.50%, 6/15/28	USD	435	335,771
Marriott Vacations Worldwide Corp., 3.25%, 12/15/27(1)	USD	635	611,188
Match Group Financeco 3, Inc., 2.00%, 1/15/30(1)	USD	490	458,844
MongoDB, Inc., 0.25%, 1/15/26	USD	325	664,706
NextEra Energy Partners, L.P., 2.50%, 6/15/26(1)	USD	700	628,950
NRG Energy, Inc., 2.75%, 6/1/48	USD	690	736,575
NuVasive, Inc., 0.375%, 3/15/25	USD	525	476,438

Global Opportunities Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
United States (continued)
Okta, Inc., 0.125%, 9/1/25	USD	900	$ 821,250
Omnicell, Inc., 0.25%, 9/15/25	USD	870	835,635
ON Semiconductor Corp., 0.50%, 3/1/29(1)	USD	915	1,118,749
Palo Alto Networks, Inc., 0.375%, 6/1/25	USD	470	1,183,695
Post Holdings, Inc., 2.50%, 8/15/27(1)	USD	500	499,500
Rapid7, Inc., 0.25%, 3/15/27	USD	550	481,594
Rivian Automotive, Inc., 4.625%, 3/15/29(1)	USD	545	880,992
Sarepta Therapeutics, Inc., 1.25%, 9/15/27(1)	USD	645	685,724
Snap, Inc., 0.00%, 5/1/27	USD	1,150	867,675
SoFi Technologies, Inc., 0.00%, 10/15/26(1)	USD	820	701,920
Southern Co., 3.875%, 12/15/25(1)	USD	600	605,100
Southwest Airlines Co., 1.25%, 5/1/25	USD	405	446,614
Spirit Airlines, Inc., 1.00%, 5/15/26	USD	580	513,409
Splunk, Inc., 1.125%, 9/15/25	USD	815	816,528
Spotify USA, Inc., 0.00%, 3/15/26	USD	505	430,828
Tyler Technologies, Inc., 0.25%, 3/15/26	USD	580	583,190
Uber Technologies, Inc., 0.00%, 12/15/25	USD	870	839,886
Wolfspeed, Inc., 1.875%, 12/1/29(1)	USD	910	788,060
Ziff Davis, Inc., 1.75%, 11/1/26(1)	USD	345	329,475
Zscaler, Inc., 0.125%, 7/1/25	USD	555	684,270
			$ 46,539,719
Total Convertible Bonds (identified cost $59,037,808)			$ 61,379,521

Convertible Preferred Stocks — 0.0%(9)
Security	Shares	Value
United States — 0.0%(9)
Bank of America Corp., Series L, 7.25%	625	$ 761,250
Total Convertible Preferred Stocks (identified cost $769,125)		$ 761,250

Foreign Corporate Bonds — 5.8%
Security	Principal Amount (000's omitted)		Value
Argentina — 0.0%(9)
IRSA Inversiones y Representaciones S.A., 8.75%, 6/22/28(1)	USD	151	$ 147,230
			$ 147,230
Security	Principal Amount (000's omitted)		Value
Armenia — 0.1%
Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(11)	USD	2,160	$ 2,122,200
			$ 2,122,200
Brazil — 0.8%
Coruripe Netherlands BV:
10.00%, 2/10/27(1)	USD	616	$ 437,175
10.00%, 2/10/27(11)	USD	4,757	3,376,043
Guara Norte S.a.r.l., 5.198%, 6/15/34(11)	USD	1,829	1,633,441
Hidrovias International Finance S.a.r.l., 4.95%, 2/8/31(11)	USD	3,086	2,486,600
MC Brazil Downstream Trading S.a.r.l.:
7.25%, 6/30/31(1)	USD	2,580	1,677,180
7.25%, 6/30/31(11)	USD	323	209,805
MV24 Capital BV, 6.748%, 6/1/34(11)	USD	873	806,737
Natura & Co. Luxembourg Holdings S.a.r.l.:
6.00%, 4/19/29(1)	USD	259	246,615
6.00%, 4/19/29(11)	USD	2,663	2,535,664
Natura Cosmeticos S.A., 4.125%, 5/3/28(11)	USD	2,178	1,920,241
Petrobras Global Finance BV, 6.90%, 3/19/49	USD	3,509	3,310,479
Vale S.A., 2.762%(12)(13)	BRL	14,736	962,950
			$ 19,602,930
Bulgaria — 0.1%
Bulgarian Energy Holding EAD, 2.45%, 7/22/28(11)	EUR	1,801	$ 1,674,168
			$ 1,674,168
Burkina Faso — 0.1%
Endeavour Mining PLC, 5.00%, 10/14/26(11)	USD	3,661	$ 3,331,181
			$ 3,331,181
Canada — 0.1%
Aris Gold Corp., 7.50%, 8/26/27	USD	2,388	$ 2,364,005
			$ 2,364,005
Chile — 0.3%
AES Andes S.A.:
6.35% to 4/7/25, 10/7/79(11)(14)	USD	1,453	$ 1,374,149
7.125% to 4/7/24, 3/26/79(11)(14)	USD	2,338	2,238,518
Latam Airlines Group S.A., 13.375%, 10/15/27(1)	USD	295	321,886
VTR Comunicaciones SpA:
4.375%, 4/15/29(11)	USD	2,964	1,751,191
5.125%, 1/15/28(11)	USD	2,674	1,581,442
			$ 7,267,186

Global Opportunities Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
China — 0.0%(9)
Kaisa Group Holdings, Ltd., 9.375%, 6/30/24(11)(15)	USD	850	$ 40,450
KWG Group Holdings, Ltd., 7.875%, 8/30/24	USD	519	40,222
Shimao Group Holdings, Ltd., 5.60%, 7/15/26(11)(15)	USD	4,343	331,154
Sunac China Holdings, Ltd.:
6.50%, 7/9/23(11)(15)	USD	400	46,007
8.35%, 4/19/23(11)(15)	USD	1,864	209,732
Times China Holdings, Ltd.:
5.55%, 6/4/24(11)(15)	USD	2,221	119,762
6.75%, 7/16/23(11)(15)	USD	1,041	46,845
			$ 834,172
Colombia — 0.4%
ABRA Global Finance, 11.50%, (6.00% cash and 5.50% PIK), 3/2/28(1)	USD	3,441	$ 2,915,624
Aris Mining Corp., 6.875%, 8/9/26(11)	USD	2,880	2,306,319
Canacol Energy, Ltd., 5.75%, 11/24/28(11)	USD	2,400	2,105,142
SierraCol Energy Andina, LLC, 6.00%, 6/15/28(11)	USD	2,237	1,766,368
			$ 9,093,453
Costa Rica — 0.1%
Liberty Costa Rica Senior Secured Finance, 10.875%, 1/15/31(1)	USD	2,887	$ 2,898,205
			$ 2,898,205
Georgia — 0.2%
Georgia Capital JSC, 6.125%, 3/9/24(11)	USD	1,850	$ 1,838,438
TBC Bank JSC, 8.894% to 11/6/26(11)(12)(14)	USD	2,674	2,398,578
			$ 4,237,016
Ghana — 0.2%
Kosmos Energy, Ltd.:
7.50%, 3/1/28(11)	USD	1,636	$ 1,457,302
7.75%, 5/1/27(11)	USD	794	730,256
Tullow Oil PLC, 10.25%, 5/15/26(11)	USD	3,244	2,641,265
			$ 4,828,823
Honduras — 0.1%
Inversiones Atlantida S.A., 7.50%, 5/19/26(11)	USD	1,935	$ 1,804,213
			$ 1,804,213
Hong Kong — 0.0%(9)
Yuexiu REIT MTN Co., Ltd., 2.65%, 2/2/26(11)	USD	800	$ 688,017
			$ 688,017
Security	Principal Amount (000's omitted)		Value
Hungary — 0.1%
OTP Bank Nyrt, 8.75% to 2/15/28, 5/15/33(11)(14)	USD	3,227	$ 3,244,335
			$ 3,244,335
Iceland — 0.2%
Arion Banki HF, 6.00%, 4/12/24(11)	ISK	440,000	$ 3,285,583
Landsbankinn HF, 5.00%, 11/23/23(11)	ISK	120,000	902,469
WOW Air HF:
0.00%(12)(15)(16)	EUR	20	0
0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(15)(16)	EUR	900	0
			$ 4,188,052
India — 0.2%
JSW Steel, Ltd., 5.05%, 4/5/32(11)	USD	3,062	$ 2,495,622
Vedanta Resources Finance II PLC, 13.875%, 1/21/24(11)	USD	2,927	2,628,185
			$ 5,123,807
Indonesia — 0.2%
Minejesa Capital BV, 4.625%, 8/10/30(11)	USD	5,436	$ 4,994,325
			$ 4,994,325
Ireland — 0.1%
C&W Senior Financing DAC, 6.875%, 9/15/27(11)	USD	3,829	$ 3,480,025
			$ 3,480,025
Mexico — 1.0%
Alpha Holding S.A. de CV:
9.00%, 2/10/25(11)(15)	USD	2,815	$ 42,225
10.00%, 12/19/22(11)(15)	USD	1,440	21,597
Banco Mercantil del Norte S.A., 8.375% to 10/14/30(11)(12)(14)	USD	1,314	1,289,113
BBVA Bancomer S.A.:
5.125% to 1/17/28, 1/18/33(11)(14)	USD	1,452	1,264,329
8.45% to 6/29/33, 6/29/38(1)(14)	USD	1,410	1,436,790
Braskem Idesa SAPI:
6.99%, 2/20/32(11)	USD	2,284	1,474,736
7.45%, 11/15/29(11)	USD	1,895	1,303,481
Cemex SAB de CV:
5.125% to 6/8/26(11)(12)(14)	USD	2,972	2,757,570
9.125% to 3/14/28(1)(12)(14)	USD	3,062	3,188,442
Grupo Kaltex S.A. de CV, 14.50%, (13.00% cash and 1.50% PIK), 9/30/25(1)	USD	2,592	2,332,800
Petroleos Mexicanos:
5.95%, 1/28/31	USD	3,763	2,797,242
6.35%, 2/12/48	USD	1,336	832,138

Global Opportunities Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Mexico (continued)
Petroleos Mexicanos: (continued)
6.875%, 8/4/26	USD	1,693	$ 1,578,091
6.95%, 1/28/60	USD	1,028	656,438
10.00%, 2/7/33(1)	USD	1,597	1,488,671
Total Play Telecomunicaciones S.A. de CV:
6.375%, 9/20/28(11)	USD	2,963	1,702,392
7.50%, 11/12/25(11)	USD	3,550	2,429,983
			$ 26,596,038
Moldova — 0.1%
Aragvi Finance International DAC, 8.45%, 4/29/26(11)	USD	2,360	$ 1,633,356
			$ 1,633,356
Nigeria — 0.1%
IHS Netherlands Holdco BV, 8.00%, 9/18/27(11)	USD	1,185	$ 1,084,536
SEPLAT Energy PLC, 7.75%, 4/1/26(11)	USD	2,026	1,814,587
			$ 2,899,123
Paraguay — 0.1%
Frigorifico Concepcion S.A.:
7.70%, 7/21/28(1)	USD	2,421	$ 2,074,119
7.70%, 7/21/28(11)	USD	1,420	1,216,543
			$ 3,290,662
Peru — 0.3%
Auna SAA, 6.50%, 11/20/25(11)	USD	5,802	$ 5,082,697
Peru LNG SRL, 5.375%, 3/22/30(11)	USD	3,281	2,652,198
Telefonica del Peru SAA, 7.375%, 4/10/27(11)	PEN	4,500	962,555
			$ 8,697,450
Russia — 0.1%
Gazprom PJSC Via Gaz Finance PLC, 4.599% to 10/26/25(11)(12)(14)	USD	555	$ 338,550
Hacienda Investments, Ltd. Via DME Airport DAC, 5.35%, 2/8/28(11)	USD	450	265,500
Tinkoff Bank JSC Via TCS Finance, Ltd., 6.00% to 12/20/26(11)(12)(14)	USD	1,226	655,910
			$ 1,259,960
Saint Lucia — 0.1%
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(11)	USD	4,217	$ 3,833,422
			$ 3,833,422
Security	Principal Amount (000's omitted)		Value
Singapore — 0.1%
APL Realty Holdings Pte., Ltd., 5.95%, 6/2/24(11)	USD	2,190	$ 1,330,425
Indika Energy Capital IV Pte, Ltd., 8.25%, 10/22/25(11)	USD	1,216	1,213,616
Puma International Financing S.A., 5.125%, 10/6/24(11)	USD	708	704,375
			$ 3,248,416
South Africa — 0.3%
HTA Group, Ltd., 7.00%, 12/18/25(11)	USD	1,864	$ 1,784,053
Petra Diamonds US Treasury PLC, 9.75% PIK, 3/8/26(11)	USD	421	382,774
Sasol Financing USA, LLC:
5.50%, 3/18/31	USD	4,929	4,066,473
6.50%, 9/27/28	USD	1,059	981,076
			$ 7,214,376
Turkey — 0.2%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(11)	USD	3,395	$ 3,041,854
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(11)	USD	3,318	3,138,828
			$ 6,180,682
United Arab Emirates — 0.0%(9)
Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24(11)	USD	1,124	$ 1,128,715
			$ 1,128,715
Uzbekistan — 0.0%(9)
Ipoteka-Bank ATIB, 16.00%, 4/16/24(11)	UZS	7,100,000	$ 593,450
			$ 593,450
Vietnam — 0.1%
Mong Duong Finance Holdings BV, 5.125%, 5/7/29(11)	USD	3,235	$ 2,927,591
			$ 2,927,591
Total Foreign Corporate Bonds (identified cost $162,604,704)			$151,426,584

Global Opportunities Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Loan Participation Notes — 0.7%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.7%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/25(11)(16)(17)	UZS	195,502,870	$ 16,923,771
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank "Asaka"), 18.70%, 7/21/26(11)(16)(17)	UZS	3,683,800	302,407
Total Loan Participation Notes (identified cost $16,894,593)			$ 17,226,178

Preferred Stocks — 0.0%(9)
Security	Shares	Value
United States — 0.0%(9)
Wells Fargo & Co., Series L, Class A, 7.50% (Convertible)	620	$ 730,974
Total Preferred Stocks (identified cost $766,585)		$ 730,974

Reinsurance Side Cars — 2.2%
Security	Shares	Value
Eden Re II, Ltd.:
Series 2020A, 0.00%, 3/22/24(1)(16)(18)(19)	818,125	$ 292,889
Series 2021A, 0.00%, 3/21/25(1)(16)(18)(19)	65,826	29,951
Series 2021B, 0.00%, 3/21/25(1)(16)(18)(19)	592,179	269,441
Series 2022A, 0.00%, 3/20/26(1)(16)(18)(19)	1,409,976	972,038
Series 2022B, 0.00%, 3/20/26(1)(16)(18)(19)	1,210,683	851,352
Series 2023A, 0.00%, 3/19/27(1)(16)(18)(19)	15,000,000	15,909,000
Series 2023B, 0.00%, 3/19/27(1)(16)(18)(19)	11,800,000	12,533,960
Mt. Logan Re, Ltd.:
Series 13, Preference Shares(16)(19)(20)	10,000	11,599,499
Series 17, Preference Shares(10)(16)(19)(20)	860	984,430
Sussex Capital, Ltd.:
Designated Investment Series 5, 5/19(10)(16)(19)(20)	249	13,762
Designated Investment Series 5, 12/19(10)(16)(19)(20)	791	42,345
Designated Investment Series 5, 6/20(10)(16)(19)(20)	434	41,533
Designated Investment Series 5, 4/21(10)(16)(19)(20)	247	51,324
Designated Investment Series 5, 12/21(10)(16)(19)(20)	958	153,587
Designated Investment Series 5, 11/22(10)(16)(19)(20)	958	559,862
Designated Investment Series 15, 12/21(10)(16)(19)(20)	743	119,041
Designated Investment Series 15, 11/22(10)(16)(19)(20)	721	421,380
Series 5, Preference Shares(10)(16)(19)(20)	6,000	6,582,956
Series 15, Preference Shares(10)(16)(19)(20)	5,000	4,991,431
Security	Shares	Value
Sussex Re, Ltd.:
Series 2020A(10)(16)(19)(20)	4,081,939	$ 154,706
Series 2021A(10)(16)(19)(20)	4,154,232	454,888
Total Reinsurance Side Cars (identified cost $48,837,955)		$ 57,029,375

Sovereign Government Bonds — 11.8%
Security	Principal Amount (000's omitted)		Value
Benin — 0.0%(9)
Benin Government International Bond, 6.875%, 1/19/52(11)	EUR	1,630	$ 1,312,740
			$ 1,312,740
Dominican Republic — 1.2%
Dominican Republic:
9.75%, 6/5/26(11)	DOP	56,750	$ 1,031,772
12.00%, 8/8/25(1)	DOP	450,030	8,263,941
12.75%, 9/23/29(1)	DOP	794,700	16,373,311
13.625%, 2/3/33(1)	DOP	8,000	176,296
Dominican Republic Central Bank Notes:
12.00%, 10/3/25(1)	DOP	299,010	5,496,610
13.00%, 12/5/25(1)	DOP	12,940	245,455
			$ 31,587,385
Iceland — 0.4%
Republic of Iceland:
5.00%, 11/15/28	ISK	852,032	$ 5,922,158
6.50%, 1/24/31	ISK	285,839	2,147,168
8.00%, 6/12/25	ISK	307,477	2,333,843
			$ 10,403,169
Malaysia — 0.0%(9)
Malaysia Wakala Sukuk Bhd, 2.07%, 4/28/31(11)	USD	1,000	$ 857,071
			$ 857,071
Mexico — 3.0%
Mexican Udibonos:
2.75%, 11/27/31(21)	MXN	47,515	$ 2,491,000
4.00%, 11/30/28(21)	MXN	1,291,855	74,825,257
			$ 77,316,257

Global Opportunities Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
New Zealand — 0.5%
New Zealand Government Bond, 3.00%, 9/20/30(11)(21)	NZD	18,939	$ 12,326,907
			$ 12,326,907
Peru — 1.6%
Peru Government Bond:
5.40%, 8/12/34	PEN	41,625	$ 10,358,610
6.15%, 8/12/32	PEN	60,297	16,202,101
6.714%, 2/12/55	PEN	57,488	15,712,792
			$ 42,273,503
Poland — 0.0%(9)
Republic of Poland, 5.75%, 11/16/32	USD	1,000	$ 1,057,690
			$ 1,057,690
Romania — 0.0%(9)
Romania Government International Bond, 7.125%, 1/17/33(11)	USD	1,144	$ 1,232,475
			$ 1,232,475
Serbia — 1.1%
Serbia Treasury Bond:
4.50%, 8/20/32	RSD	3,319,480	$ 27,877,776
5.875%, 2/8/28	RSD	3,280	31,778
			$ 27,909,554
South Africa — 3.5%
Republic of South Africa:
8.25%, 3/31/32	ZAR	124,423	$ 5,948,853
10.50%, 12/21/26	ZAR	1,437,663	84,117,381
			$ 90,066,234
Suriname — 0.4%
Republic of Suriname, 9.25%, 10/26/26(11)(15)	USD	11,370	$ 9,511,005
			$ 9,511,005
Ukraine — 0.1%
Ukraine Government Bond:
10.95%, 11/1/23	UAH	7,018	$ 153,961
11.67%, 11/22/23	UAH	38,811	851,439
12.70%, 10/30/24	UAH	31,519	589,656
			$ 1,595,056
Total Sovereign Government Bonds (identified cost $334,330,751)			$307,449,046

Sovereign Loans — 0.0%(9)
Borrower/Description	Principal Amount (000's omitted)		Value
Nigeria — 0.0%(9)
Bank of Industry Limited, Term Loan, 11.511%, (3 mo. USD LIBOR + 6.00%), 12/11/23(2)(22)	USD	456	$ 456,854
Total Sovereign Loans (identified cost $455,715)			$ 456,854

U.S. Government Agency Commercial Mortgage-Backed Securities — 0.5%
Security	Principal Amount (000's omitted)	Value
FRESB Mortgage Trust:
Interest Only:(6)
Series 2021-SB91, Class X1, 0.575%, 8/25/41(3)	$23,994	$ 680,536
Series 2021-SB92, Class X1, 0.58%, 8/25/41(3)	23,943	558,058
Government National Mortgage Association:
Interest Only:(6)
Series 2021-101, Class IO, 0.679%, 4/16/63(3)	27,305	1,472,167
Series 2021-132, Class IO, 0.726%, 4/16/63(3)	65,897	3,702,753
Series 2021-144, Class IO, 0.825%, 4/16/63(3)	25,916	1,610,501
Series 2021-186, Class IO, 0.765%, 5/16/63(3)	47,862	2,789,486
Series 2022-3, Class IO, 0.64%, 2/16/61(3)	68,118	3,293,519
Total U.S. Government Agency Commercial Mortgage-Backed Securities (identified cost $18,468,248)		$ 14,107,020

U.S. Government Agency Mortgage-Backed Securities — 37.3%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.888%, (COF + 1.25%), with maturity at 2035(23)	$83	$ 82,191
4.558%, (COF + 1.25%), with maturity at 2030(23)	54	53,302
5.00%, with various maturities to 2052	16,828	16,500,502
5.50%, with various maturities to 2052	8,951	8,913,028
6.00%, with various maturities to 2053	4,729	4,767,981
6.50%, with maturity at 2053	5,930	6,071,712
7.00%, with various maturities to 2036	491	501,662
8.00%, with maturity at 2026	2	1,720
Federal National Mortgage Association:
3.915%, (COF + 1.25%), with maturity at 2035(23)	39	38,990
4.909%, (COF + 1.79%), with maturity at 2035(23)	323	318,453
5.50%, 30-Year, TBA(24)	32,200	31,996,235
5.50%, with various maturities to 2052	89,811	89,425,933

Global Opportunities Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
6.00%, with various maturities to 2053	$18,490	$ 18,671,859
6.50%, with various maturities to 2053	15,545	15,898,327
7.00%, with maturity at 2037	188	193,288
8.50%, with maturity at 2032	84	88,197
9.50%, with maturity at 2028	16	16,801
Government National Mortgage Association:
5.00%, with maturity at 2052	19,495	19,146,140
5.50%, with various maturities to 2063	71,558	71,242,744
6.00%, with various maturities to 2063	76,197	76,754,357
6.00%, 30-Year, TBA(24)	122,950	123,614,373
6.50%, with various maturities to 2063	49,594	50,660,922
6.50%, 30-Year, TBA(24)	351,600	357,322,185
7.00%, with various maturities to 2063	73,184	75,060,944
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $971,297,026)		$967,341,846

U.S. Government Guaranteed Small Business Administration Loans(25)(26)— 0.7%
Security	Principal Amount (000's omitted)	Value
0.66%, 3/15/30	$2,604	$ 38,004
0.73%, 7/15/31	2,494	42,940
0.93%, 5/15/42	1,519	45,577
0.98%, 4/15/32	1,165	29,341
1.31%, 5/15/42 to 7/15/42	4,241	183,291
1.38%, 6/15/41	3,043	128,527
1.56%, 7/15/42	1,075	53,846
1.61%, 12/15/41 to 7/15/42	1,851	100,296
1.63%, 9/15/41	1,837	99,226
1.73%, 10/15/33 to 11/21/41	2,533	134,588
1.86%, 4/15/42 to 6/15/42	6,768	404,821
1.91%, 7/15/42	1,013	74,011
1.96%, 11/29/30	931	39,482
2.06%, 5/15/42 to 7/15/42	4,921	333,137
2.11%, 4/15/33 to 5/15/42	2,310	145,373
2.16%, 5/15/42	1,952	133,240
2.23%, 1/15/41	1,348	98,646
2.28%, 11/1/29	999	47,670
2.31%, 4/15/42 to 6/15/42	2,969	256,946
2.36%, 1/16/42 to 6/15/42	9,069	683,968
2.38%, 6/15/42	1,292	101,300
2.39%, 7/15/40	1,292	87,297
2.41%, 6/15/41 to 6/15/42	7,251	594,511
Security	Principal Amount (000's omitted)	Value
2.43%, 3/15/41	$1,288	$ 110,221
2.48%, 2/23/41	1,089	91,273
2.56%, 1/15/41	1,007	71,003
2.61%, 2/15/42 to 6/15/42	2,163	179,142
2.66%, 4/15/42 to 6/15/42	2,590	224,021
2.68%, 9/15/41	1,142	93,437
2.71%, 8/15/42	6,830	597,477
2.86%, 5/15/32 to 6/15/42	7,631	732,027
2.88%, 8/16/42(27)	18,439	1,841,723
2.89%, 8/15/40	948	79,062
2.90%, 11/2/42(27)	8,794	848,002
2.91%, 6/15/42 to 7/15/42	4,400	462,460
2.93%, 4/15/41 to 5/15/41	2,229	195,739
2.96%, 5/15/27 to 1/15/43	8,282	744,639
2.98%, 9/15/41 to 7/15/42	4,097	457,140
3.03%, 6/15/42	1,717	184,120
3.11%, 5/15/42 to 6/15/42	2,909	295,649
3.16%, 6/15/42 to 1/15/43	12,073	1,329,372
3.19%, 8/15/39	1,375	127,215
3.21%, 12/15/26 to 7/15/42	4,549	410,196
3.28%, 4/15/27 to 7/15/42	4,068	444,595
3.36%, 3/15/42	1,830	216,242
3.41%, 6/15/42 to 12/15/42	3,401	385,555
3.46%, 4/15/27 to 8/15/42	4,122	370,274
3.53%, 6/15/26 to 8/15/42	1,106	84,191
3.61%, 6/15/32 to 6/15/42	4,278	545,084
3.64%, 12/15/41	1,017	136,830
3.66%, 5/15/42 to 7/15/42	4,902	631,193
3.68%, 2/15/42 to 5/15/42	620	78,554
3.71%, 3/15/24 to 7/15/42	12,716	1,205,210
3.73%, 1/15/37	1,637	164,925
3.78%, 2/15/27 to 5/15/42	2,985	374,222
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $37,139,789)		$ 17,566,831

U.S. Treasury Obligations — 1.4%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bond:
0.125%, 2/15/52(28)	$39,229	$ 25,305,100
0.625%, 7/15/32(28)	11,548	10,598,811
Total U.S. Treasury Obligations (identified cost $39,532,890)		$ 35,903,911

Global Opportunities Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Miscellaneous — 0.0%
Security	Shares	Value
Financial Intermediaries — 0.0%
Alpha Holding S.A., Escrow Certificates(10)(16)	3,058,000	$ 0
Alpha Holding S.A., Escrow Certificates(10)(16)	5,630,000	0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 14.1%
Affiliated Fund — 11.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.19%(29)	303,266,306	$303,266,306
Total Affiliated Fund (identified cost $303,266,306)		$303,266,306

Repurchase Agreements — 0.2%
Description	Principal Amount (000's omitted)		Value
Bank of America:
Dated 7/28/23 with an interest rate of 4.90%, collateralized by $1,000,000 Mexico Government International Bond, 6.35%, due 2/9/35 and a market value, including accrued interest, of $1,082,413	USD	1,078	$ 1,077,500
Dated 7/28/23 with an interest rate of 4.00%, collateralized by $1,000,000 Indonesia Government International Bond, 4.85%, due 1/11/33 and a market value, including accrued interest, of $1,002,872	USD	999	998,750
Barclays Bank PLC:
Dated 7/27/23 with an interest rate of 5.10%, collateralized by $1,000,000 Republic of Turkey, 9.375%, due 1/19/33 and a market value, including accrued interest, of $1,061,182	USD	1,086	1,086,250
JPMorgan Chase Bank, N.A.:
Dated 7/27/23 with an interest rate of 5.10%, collateralized by $1,000,000 Republic of South Africa, 5.875%, due 4/20/32 and a market value, including accrued interest, of $932,731	USD	930	929,743
Dated 7/27/23 with an interest rate of 5.05%, collateralized by $1,000,000 Peruvian Government International Bond, 2.783%, due 1/23/31 and a market value, including accrued interest, of $852,206	USD	849	848,887
Description	Principal Amount (000's omitted)		Value
Nomura International PLC:
Dated 7/27/23 with an interest rate of 5.00%, collateralized by $1,000,000 Hungary Government International Bond, 6.25%, due 9/22/32 and a market value, including accrued interest, of $1,051,642	USD	1,100	$ 1,100,006
Total Repurchase Agreements (identified cost $6,041,136)			$ 6,041,136

U.S. Treasury Obligations — 2.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill:
0.00%, 10/12/23(30)	$40,000	$ 39,578,600
0.00%, 10/26/23(30)	17,000	16,786,477
Total U.S. Treasury Obligations (identified cost $56,373,801)		$ 56,365,077
Total Short-Term Investments (identified cost $365,681,243)		$365,672,519

Total Purchased Swaptions — 0.0%(9) (identified cost $2,294,655)	$ 130,981
Total Investments — 117.8% (identified cost $3,254,739,205)	$3,057,565,640

Global Opportunities Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

TBA Sale Commitments — (1.9)%
U.S. Government Agency Mortgage-Backed Securities — (1.9)%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association, 4.50%, 30-Year, TBA(24)	$(50,000)	$(48,120,430)
Total U.S. Government Agency Mortgage-Backed Securities (proceeds $48,414,063)		$(48,120,430)
Total TBA Sale Commitments (proceeds $48,414,063)		$(48,120,430)
Securities Sold Short — (0.2)%
Sovereign Government Bonds — (0.2)%
Security	Principal Amount (000's omitted)		Value
Indonesia — (0.0)%(9)
Indonesia Government International Bond, 4.85%, 1/11/33	USD	(1,000)	$ (1,000,177)
			$ (1,000,177)
Mexico — (0.1)%
Mexico Government International Bond, 6.35%, 2/9/35	USD	(1,000)	$ (1,052,075)
			$ (1,052,075)
Peru — (0.0)%(9)
Peruvian Government International Bond, 2.783%, 1/23/31	USD	(1,000)	$ (851,588)
			$ (851,588)
Turkey — (0.1)%
Republic of Turkey, 9.375%, 1/19/33	USD	(1,000)	$ (1,058,057)
			$ (1,058,057)
Total Sovereign Government Bonds (proceeds $3,924,575)			$ (3,961,897)
Total Securities Sold Short (proceeds $3,924,575)			$ (3,961,897)

Other Assets, Less Liabilities — (15.8)%	$ (410,053,595)
Net Assets — 100.0%	$2,595,429,718

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2023, the aggregate value of these securities is $526,852,850 or 20.3% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2023.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2023.
(4)	Step coupon security. Interest rate represents the rate in effect at July 31, 2023.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2023.
(6)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(7)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(8)	Represents an investment in an issuer that may be deemed to be an affiliate.
(9)	Amount is less than 0.05% or (0.05)%, as applicable.
(10)	Non-income producing security.
(11)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2023, the aggregate value of these securities is $165,861,621 or 6.4% of the Portfolio's net assets.
(12)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(13)	Variable rate security whose coupon rate is linked to the issuer’s mining activities revenue. The coupon rate shown represents the rate in effect at July 31, 2023.
(14)	Security converts to variable rate after the indicated fixed-rate coupon period.
(15)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(16)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(17)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(18)	Quantity held represents principal in USD.
(19)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.
(20)	Restricted security.

Global Opportunities Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

(21)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(22)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.
(23)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at July 31, 2023.
(24)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(25)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(26)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro-rata basis with all securities in the trust.
(27)	The stated interest rate represents the weighted average fixed interest rate at July 31, 2023 of all interest only securities comprising the certificate.
(28)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(29)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2023.
(30)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Credit Default Swaptions (OTC) — 0.0%(1)
Description	Counterparty	Notional Amount		Expiration Date	Value
Call to buy protection on Markit CDX North America High Yield 5-Year Index (CDX.NA.HY.40.V1) at 96, expiring 9/20/28	Citibank, N.A.	USD	18,600,000	9/20/23	$ 13,504
Call to buy protection on Markit CDX North America High Yield 5-Year Index (CDX.NA.HY.40.V1) at 96, expiring 9/20/28	JPMorgan Chase Bank, N.A.	USD	111,500,000	9/20/23	80,949
Call to buy protection on Markit CDX North America High Yield 5-Year Index (CDX.NA.HY.40.V1) at 96, expiring 10/18/28	Citibank, N.A.	USD	6,500,000	10/18/23	11,043
Call to buy protection on Markit CDX North America High Yield 5-Year Index (CDX.NA.HY.40.V1) at 96, expiring 10/18/28	Goldman Sachs International	USD	15,000,000	10/18/23	25,485
Total					$130,981
(1)	Amount is less than 0.05%.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	3,607,958	USD	3,955,284	9/20/23	$ 21,117
EUR	2,000,000	USD	2,192,533	9/20/23	11,706
EUR	1,931,587	USD	2,117,534	9/20/23	11,305
PEN	4,371,400	USD	1,197,677	9/20/23	10,998
PEN	1,623,005	USD	441,214	9/20/23	7,541
PEN	8,555,000	USD	2,396,828	9/20/23	(31,405)
USD	986,640	EUR	900,000	9/20/23	(5,268)

Global Opportunities Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	987,602	EUR	900,877	9/20/23	$ (5,273)
USD	1,327,243	EUR	1,210,694	9/20/23	(7,086)
USD	2,766,413	EUR	2,523,486	9/20/23	(14,770)
USD	4,048,434	EUR	3,692,929	9/20/23	(21,614)
USD	5,314,388	EUR	4,847,716	9/20/23	(28,373)
USD	6,793,661	EUR	6,197,089	9/20/23	(36,271)
USD	17,633,581	EUR	16,085,123	9/20/23	(94,144)
USD	27,006,711	EUR	24,635,170	9/20/23	(144,186)
USD	162,610	PEN	596,080	9/20/23	(2,204)
USD	271,961	PEN	1,000,000	9/20/23	(4,535)
USD	271,887	PEN	1,000,000	9/20/23	(4,609)
USD	543,700	PEN	2,000,000	9/20/23	(9,292)
USD	2,570,065	PEN	9,418,000	9/20/23	(33,975)
USD	2,833,126	PEN	10,382,000	9/20/23	(37,455)
USD	6,594,991	PEN	24,175,258	9/20/23	(89,371)
USD	6,527,060	PEN	24,000,000	9/20/23	(108,844)
USD	12,425,231	PEN	45,700,000	9/20/23	(210,636)
USD	15,767,296	PEN	58,000,000	9/20/23	(269,471)
USD	724,046	HKD	5,644,500	10/31/23	(357)
					$(1,096,472)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	63,950,645	CNH	439,459,877	Citibank, N.A.	8/8/23	$2,430,199	$ —
USD	28,443,440	ZAR	522,221,557	UBS AG	9/18/23	—	(633,339)
AUD	17,200,000	USD	11,230,241	Citibank, N.A.	9/20/23	342,294	—
AUD	14,375,000	USD	9,827,469	Citibank, N.A.	9/20/23	—	(155,655)
AUD	14,646,000	USD	10,010,102	Citibank, N.A.	9/20/23	—	(155,953)
AUD	13,679,000	USD	9,350,141	Standard Chartered Bank	9/20/23	—	(146,611)
AUD	21,845,000	USD	14,269,154	UBS AG	9/20/23	428,639	—
USD	33,772,064	MXN	595,800,000	Standard Chartered Bank	9/20/23	—	(1,495,590)
USD	20,135,630	MXN	357,000,000	UBS AG	9/20/23	—	(996,550)
USD	20,807,430	MXN	368,378,900	UBS AG	9/20/23	—	(998,310)
USD	15,452,770	NZD	25,074,391	Citibank, N.A.	9/20/23	—	(121,917)
USD	20,336,023	ZAR	382,000,000	Barclays Bank PLC	9/20/23	—	(929,506)
USD	20,368,736	ZAR	383,441,456	Citibank, N.A.	9/20/23	—	(977,038)
USD	20,281,929	ZAR	382,000,000	HSBC Bank USA, N.A.	9/20/23	—	(983,600)
ZAR	75,484,575	USD	3,999,807	BNP Paribas	9/20/23	202,338	—
USD	505,898	EUR	457,477	HSBC Bank USA, N.A.	10/31/23	689	—
USD	404,690	EUR	366,389	HSBC Bank USA, N.A.	10/31/23	73	—
USD	386,761	EUR	350,191	HSBC Bank USA, N.A.	10/31/23	32	—

Global Opportunities Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	14,485,050	SAR	54,500,000	Standard Chartered Bank	3/14/24	$ —	$ (26,785)
USD	7,606,557	BHD	2,900,000	Standard Chartered Bank	3/18/24	—	(60,887)
OMR	4,666,500	USD	12,101,605	Standard Chartered Bank	4/8/24	6,699	—
USD	11,776,656	OMR	4,666,500	BNP Paribas	4/8/24	—	(331,648)
OMR	4,664,971	USD	12,097,326	Standard Chartered Bank	4/22/24	6,033	—
USD	11,825,022	OMR	4,664,971	Standard Chartered Bank	4/22/24	—	(278,338)
OMR	2,000,000	USD	5,183,496	Standard Chartered Bank	7/8/24	2,795	—
USD	8,189,339	OMR	3,237,000	BNP Paribas	7/8/24	—	(204,673)
USD	5,155,499	OMR	2,039,000	Standard Chartered Bank	7/15/24	—	(131,663)
USD	954,425	OMR	378,000	BNP Paribas	7/29/24	—	(25,639)
USD	23,985,158	OMR	9,293,625	BNP Paribas	7/29/24	—	(110,997)
USD	4,828,281	SAR	18,220,000	Standard Chartered Bank	6/18/25	—	(12,778)
						$3,419,791	$(8,777,477)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	2,006	Long	9/29/23	$ 214,281,548	$(3,524,572)
U.S. 10-Year Treasury Note	287	Long	9/20/23	31,973,594	(213,208)
U.S. Ultra 10-Year Treasury Note	113	Long	9/20/23	13,219,234	(255,141)
U.S. Ultra-Long Treasury Bond	19	Long	9/20/23	2,512,156	(61,536)
Euro-Bobl	(13)	Short	9/7/23	(1,656,474)	15,718
Euro-Bund	(11)	Short	9/7/23	(1,608,569)	19,938
Japan 10-Year Bond	(193)	Short	9/12/23	(199,152,286)	1,422,657
U.S. 2-Year Treasury Note	(28)	Short	9/29/23	(5,684,875)	57,189
U.S. 10-Year Treasury Note	(81)	Short	9/20/23	(9,023,906)	149,786
U.S. Long Treasury Bond	(2)	Short	9/20/23	(248,875)	3,647
					$(2,385,522)
Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	5,003	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	$ 1,067,585
EUR	19,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.69% (pays upon termination)	11/15/32	3,886,159

Global Opportunities Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	5,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	$ 845,487
EUR	5,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	845,487
EUR	5,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	844,850
EUR	5,260	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	937,671
EUR	5,003	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	(1,443,719)
EUR	19,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	11/15/42	(5,109,364)
EUR	5,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(1,131,079)
EUR	5,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(1,131,079)
EUR	5,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(1,132,960)
EUR	5,260	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	(1,292,653)
EUR	5,870	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.64% (pays upon termination)	3/13/53	(412,138)
EUR	20,500	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.72% (pays upon termination)	6/15/53	(707,085)
USD	19,500	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.09% (pays upon termination)	4/2/29	(1,235,368)
USD	25,300	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.22% (pays upon termination)	11/14/32	(3,299,201)
USD	24,200	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	(956,949)
USD	8,500	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	(342,537)
USD	25,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.20% (pays upon termination)	11/14/42	3,748,800
USD	16,200	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	591,038
USD	8,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	288,511
USD	8,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	380,837
USD	2,309	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	394,054

Global Opportunities Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
USD	2,295	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	$ 384,242
USD	4,400	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	408,476
USD	7,955	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.40% (pays upon termination)	3/13/53	265,825
							$(3,305,110)
Inflation Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	USD	19,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.09% (pays upon termination)	4/2/29	$2,553,389
								$2,553,389
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CLP	29,260,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.58% (pays semi-annually)	12/21/27	$ (423,614)	$ —	$ (423,614)
CLP	3,691,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.72% (pays semi-annually)	12/21/27	(79,002)	—	(79,002)
CLP	4,222,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.74% (pays semi-annually)	12/21/27	(93,413)	—	(93,413)
CLP	65,644,190	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.77% (pays semi-annually)	6/6/33	831,873	21,057	852,930
CLP	22,046,810	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.65% (pays semi-annually)	6/14/33	399,812	—	399,812
CNY	259,300	Receives	7-day China Fixing Repo Rates (pays quarterly)	2.49% (pays quarterly)	9/20/28	1,643	—	1,643
COP	120,000,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.93% (pays quarterly)	6/21/28	(1,176,413)	—	(1,176,413)

Global Opportunities Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	80,414,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.26% (pays quarterly)	6/21/28	$ (1,060,292)	$ —	$ (1,060,292)
COP	59,333,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.71% (pays quarterly)	9/20/28	(38,307)	—	(38,307)
CZK	99,886	Pays	6-month CZK PRIBOR (pays semi-annually)	3.94% (pays annually)	9/20/33	15,936	—	15,936
CZK	199,772	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	42,581	—	42,581
CZK	300,341	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	72,414	—	72,414
CZK	386,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.98% (pays annually)	9/20/33	111,837	—	111,837
INR	2,109,400	Receives	1-day INR FBIL MIBOR (pays semi-annually)	6.30% (pays semi-annually)	9/20/28	217,524	—	217,524
JPY	2,585,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.28% (pays annually)	3/15/53	(136,365)	—	(136,365)
JPY	2,306,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.28% (pays annually)	3/15/53	(137,773)	—	(137,773)
JPY	2,459,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.29% (pays annually)	3/15/53	(171,714)	—	(171,714)
KRW	28,856,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.50% (pays quarterly)	9/20/28	68,329	—	68,329
MXN	306,000	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	8.41% (pays monthly)	7/14/28	54,752	—	54,752
PLN	29,033	Receives	6-month PLN WIBOR (pays semi-annually)	6.51% (pays annually)	6/28/32	(982,793)	—	(982,793)
PLN	29,032	Receives	6-month PLN WIBOR (pays semi-annually)	6.78% (pays annually)	6/28/32	(1,126,083)	—	(1,126,083)
PLN	35,735	Receives	6-month PLN WIBOR (pays semi-annually)	6.99% (pays annually)	9/21/32	(1,831,105)	—	(1,831,105)
PLN	186,000	Receives	6-month PLN WIBOR (pays semi-annually)	5.24% (pays annually)	6/21/33	(2,021,047)	—	(2,021,047)
USD	44,500	Pays	SOFR (pays annually)	3.09% (pays annually)	11/4/32	(2,841,561)	—	(2,841,561)
USD	44,000	Pays	SOFR (pays annually)	3.18% (pays annually)	2/2/33	(2,405,213)	—	(2,405,213)
USD	18,760	Pays	SOFR (pays annually)	3.22% (pays annually)	6/6/33	(106,902)	—	(106,902)
USD	26,270	Pays	SOFR (pays annually)	3.25% (pays annually)	6/6/33	(127,772)	—	(127,772)
USD	25,325	Pays	SOFR (pays annually)	3.26% (pays annually)	6/7/33	(111,698)	—	(111,698)
USD	23,445	Pays	SOFR (pays annually)	3.26% (pays annually)	6/14/33	(98,861)	—	(98,861)
ZAR	14,620	Pays	3-month ZAR JIBAR (pays quarterly)	6.54% (pays quarterly)	2/23/27	(44,590)	—	(44,590)

Global Opportunities Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
ZAR	521,034	Pays	3-month ZAR JIBAR (pays quarterly)	7.67% (pays quarterly)	1/19/28	$ (742,917)	$ 248	$ (742,669)
ZAR	502,633	Pays	3-month ZAR JIBAR (pays quarterly)	7.71% (pays quarterly)	1/19/28	(669,337)	271	(669,066)
ZAR	533,233	Pays	3-month ZAR JIBAR (pays quarterly)	7.71% (pays quarterly)	1/20/28	(706,770)	272	(706,498)
Total						$(15,316,841)	$21,848	$(15,294,993)
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	$7,651	1.00% (pays quarterly)(1)	6/20/28	$ 201,459	$ (484,769)	$ (283,310)
Malaysia	8,000	1.00% (pays quarterly)(1)	6/20/28	(212,320)	53,842	(158,478)
Malaysia	12,400	1.00% (pays quarterly)(1)	6/20/28	(329,097)	99,270	(229,827)
Mexico	11,819	1.00% (pays quarterly)(1)	6/20/28	(11,447)	(179,211)	(190,658)
Turkey	3,201	1.00% (pays quarterly)(1)	6/20/28	345,164	(536,186)	(191,022)
Total				$(6,241)	$(1,047,054)	$(1,053,295)
*	The contract annual fixed rate represents the fixed rate of interest paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Global Opportunities Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
Barclays Bank PLC	1-day Indice Camara Promedio Rate on CLP 6,058,901,240 (pays semi-annually)*	1.41% on CLP equivalent of CLF 172,000 (pays semi-annually)*	Not Applicable/ 1/13/33	$213,865
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 952,568,100 (pays semi-annually)*	2.10% on CLP equivalent of CLF 30,000 (pays semi-annually)*	Not Applicable/ 4/8/32	(134,959)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 2,921,491,280 (pays semi-annually)*	2.25% on CLP equivalent of CLF 92,000 (pays semi-annually)*	Not Applicable/ 4/11/32	(463,686)
				$(384,780)
(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.
*	At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.
Abbreviations:
COF	– Cost of Funds 11th District
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
HICP	– Harmonised Indices of Consumer Prices
JIBAR	– Johannesburg Interbank Average Rate
LIBOR	– London Interbank Offered Rate

MIBOR	– Mumbai Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
PRIBOR	– Prague Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
AUD	– Australian Dollar
BHD	– Bahraini Dinar
BRL	– Brazilian Real
CLF	– Chilean Unidad de Fomento
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EUR	– Euro
HKD	– Hong Kong Dollar
INR	– Indian Rupee
ISK	– Icelandic Krona

JPY	– Japanese Yen
KRW	– South Korean Won
MXN	– Mexican Peso
NZD	– New Zealand Dollar
OMR	– Omani Rial
PEN	– Peruvian Sol
PLN	– Polish Zloty
RSD	– Serbian Dinar
SAR	– Saudi Riyal
UAH	– Ukrainian Hryvnia
USD	– United States Dollar
UZS	– Uzbekistani Som
ZAR	– South African Rand
Basis for Consolidation
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at July 31, 2023 were $919,827 or less than 0.1% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

Global Opportunities Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Credit Risk: The Portfolio enters into credit default swap contracts and swaptions to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilized various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
At July 31, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
Restricted Securities
At July 31, 2023, the Portfolio owned the following securities (representing 1.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued by the investment adviser as the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Reinsurance Side Cars
Mt. Logan Re, Ltd., Series 13, Preference Shares	1/2/18	10,000	$ 6,658,283	$11,599,499
Mt. Logan Re, Ltd., Series 17, Preference Shares	1/26/21	860	572,931	984,430
Sussex Capital, Ltd., Designated Investment Series 5, 5/19	5/31/19	249	212,150	13,762
Sussex Capital, Ltd., Designated Investment Series 5, 12/19	1/17/20	791	673,953	42,345
Sussex Capital, Ltd., Designated Investment Series 5, 6/20	6/30/20	434	69,673	41,533
Sussex Capital, Ltd., Designated Investment Series 5, 4/21	4/1/21	247	195,858	51,324
Sussex Capital, Ltd., Designated Investment Series 5, 12/21	1/24/22	958	952,280	153,587
Sussex Capital, Ltd., Designated Investment Series 5, 11/22	3/11/22	958	956,716	559,862
Sussex Capital, Ltd., Designated Investment Series 15, 12/21	1/24/22	743	738,092	119,041
Sussex Capital, Ltd., Designated Investment Series 15, 11/22	3/11/22	721	720,077	421,380
Sussex Capital, Ltd., Series 5, Preference Shares	12/17/18	6,000	2,654,676	6,582,956
Sussex Capital, Ltd., Series 15, Preference Shares	6/1/21	5,000	3,541,830	4,991,431
Sussex Re, Ltd., Series 2020A	1/21/20	4,081,939	0	154,706
Sussex Re, Ltd., Series 2021A	1/14/21	4,154,232	0	454,888
Total Restricted Securities			$17,946,519	$26,170,744

Global Opportunities Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At July 31, 2023, the value of the Portfolio's investment in issuers and funds that may be deemed to be affiliated was $303,572,962, which represents 11.7% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended July 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class D, 4.326%, 8/15/46	$368,705	$ —	$ —	$ —	$(67,542)	$306,656	$119,785	$5,000,000
Short-Term Investments
Liquidity Fund, Institutional Class(1)	459,889,537	1,832,869,725	(1,989,492,956)	—	—	303,266,306	11,198,956	303,266,306
Total				$ —	$(67,542)	$303,572,962	$11,318,741
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2023, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 255,640,051	$ —	$ 255,640,051
Closed-End Funds	7,347,108	—	—	7,347,108
Collateralized Mortgage Obligations	—	773,875,944	—	773,875,944
Commercial Mortgage-Backed Securities	—	17,684,026	—	17,684,026
Common Stocks	777,000	5,058,621*	—	5,835,621
Convertible Bonds	—	61,379,521	—	61,379,521
Convertible Preferred Stocks	761,250	—	—	761,250
Foreign Corporate Bonds	—	151,426,584	0	151,426,584
Loan Participation Notes	—	—	17,226,178	17,226,178
Preferred Stocks	730,974	—	—	730,974
Reinsurance Side Cars	—	—	57,029,375	57,029,375
Sovereign Government Bonds	—	307,449,046	—	307,449,046
Sovereign Loans	—	456,854	—	456,854
U.S. Government Agency Commercial Mortgage-Backed Securities	—	14,107,020	—	14,107,020
U.S. Government Agency Mortgage-Backed Securities	—	967,341,846	—	967,341,846

Global Opportunities Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
U.S. Government Guaranteed Small Business Administration Loans	$ —	$ 17,566,831	$ —	$ 17,566,831
U.S. Treasury Obligations	—	35,903,911	—	35,903,911
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	303,266,306	—	—	303,266,306
Repurchase Agreements	—	6,041,136	—	6,041,136
U.S. Treasury Obligations	—	56,365,077	—	56,365,077
Purchased Credit Default Swaptions	—	130,981	—	130,981
Total Investments	$312,882,638	$2,670,427,449	$74,255,553	$3,057,565,640
Forward Foreign Currency Exchange Contracts	$ —	$ 3,482,458	$ —	$ 3,482,458
Futures Contracts	1,668,935	—	—	1,668,935
Swap Contracts	—	20,019,600	—	20,019,600
Total	$314,551,573	$2,693,929,507	$74,255,553	$3,082,736,633
Liability Description
TBA Sale Commitments	$ —	$ (48,120,430)	$ —	$ (48,120,430)
Securities Sold Short	—	(3,961,897)	—	(3,961,897)
Forward Foreign Currency Exchange Contracts	—	(9,936,616)	—	(9,936,616)
Futures Contracts	(4,054,457)	—	—	(4,054,457)
Swap Contracts	—	(36,479,183)	—	(36,479,183)
Total	$ (4,054,457)	$ (98,498,126)	$ —	$ (102,552,583)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Foreign Corporate Bonds	Loan Participation Notes	Reinsurance Side Cars*	Sovereign Government Bonds	Sovereign Government Securities	Total
Balance as of October 31, 2022	$680,180	$410,149	$36,781,743	$4,853,497	$ 403,306	$43,128,875
Realized gains (losses)	—	(59,437)	(1,607,239)	—	—	(1,666,676)
Change in net unrealized appreciation (depreciation)	(11,430)	382,202	7,631,116	—	—	8,001,888
Cost of purchases	—	16,856,792	30,167,166	—	—	47,023,958
Proceeds from sales, including return of capital	(668,750)	(401,329)	(15,943,411)	—	—	(17,013,490)
Accrued discount (premium)	—	37,801	—	—	—	37,801
Transfers to Level 3	—	—	—	—	—	—
Transfers from Level 3(1)	—	—	—	(4,853,497)	(403,306)	(5,256,803)
Balance as of July 31, 2023	$ 0	$17,226,178	$ 57,029,375	$ —	$ —	$ 74,255,553
Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2023	$ —	$ 331,585	$ 5,557,427	$ —	$ —	$ 5,889,012
*	The Portfolio’s investments in Reinsurance Side Cars were primarily valued on the basis of broker quotations.
(1)	Transferred from Level 3 based on the observability of valuation inputs resulting from new market activity.
Not included in the table above are investments in securities categorized as Miscellaneous in the Portfolio of Investments which were acquired at $0 cost and valued at $0 at July 31, 2023.

Global Opportunities Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of July 31, 2023:
Type of Investment	Fair Value as of July 31, 2023	Valuation Technique	Unobservable Input	Range of Unobservable Input	Impact to Valuation from an Increase to Input*
Foreign Corporate Bonds	$0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
Loan Participation Notes	17,226,178	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	4.92% - 8.32%**	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
**	The weighted average of the unobservable input is 4.98% based on relative principal amounts.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.